Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 14, 2013	Jun. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CTS CORP
Entity Central Index Key	0000026058
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 319
Entity Common Stock, Shares Outstanding		33,610,806

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Earnings [Abstract]
Net sales	$ 576,918	$ 588,506	$ 552,641
Costs and expenses:
Cost of goods sold	475,536	478,657	432,731
Insurance recovery for business interruption - Note M	(20,893)	(4,082)
Selling, general and administrative expenses	80,386	71,890	72,310
Research and development expenses	20,918	19,990	18,313
Insurance recovery for property damage - Note M	(1,769)	(6,067)
Restructuring charge - Note O	6,386	2,878	1,444
Gain on sale-leaseback transaction - Note N	(10,334)
Operating earnings	26,688	25,240	27,843
Other (expense)/income:
Interest expense	(2,564)	(2,119)	(1,074)
Interest income	1,725	1,257	385
Other	1,093	1,959	872
Total other income	254	1,097	183
Earnings before income taxes	26,942	26,337	28,026
Income tax expense - Note J	6,609	5,370	5,988
Net earnings	$ 20,333	$ 20,967	$ 22,038
Net earnings per share - Note D
Basic	$ 0.6	$ 0.61	$ 0.65
Diluted	$ 0.59	$ 0.6	$ 0.63

Consolidated Statements of Comprehensive Earnings/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Earnings/(Loss) [Abstract]
Net earnings	$ 20,333	$ 20,967	$ 22,038
Other comprehensive earnings/(loss):
Cumulative translation adjustment (net of tax of $376, $51 and $1,047)	1,309	(251)	(1,715)
Defined benefit pension plans (net of tax of $3,444, $17,443 and $5,136):
Prior service costs	367	372	476
Unrecognized (loss)/gains	(6,154)	(27,712)	6,969
Unrealized loss on cash flow hedges (net of tax of 627)	(980)
Comprehensive earnings/(loss)	$ 14,875	$ (6,624)	$ 27,768

Consolidated Statements of Comprehensive Earnings/(Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Earnings/(Loss) [Abstract]
Translation adjustment, tax	$ 376	$ 51	$ 1,047
Defined benefit pension plans, tax	3,444	17,443	5,136
Unrealized loss on cash flow hedges, tax	$ 627

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 109,571	$ 76,412
Accounts receivable, less allowances (2012 - $811; 2011 - $1,100)	89,602	88,345
Inventories
Finished goods	16,267	14,697
Work-in-process	15,860	20,602
Raw materials	49,625	57,241
Total inventories	81,752	92,540
Current deferred tax asset - Note J	18,789	14,668
Other current assets	9,844	11,421
Total current assets	309,558	283,386
Property, plant and equipment
Land	4,481	2,240
Buildings and improvements	81,040	87,933
Machinery and equipment	248,897	236,272
Total property, plant and equipment	334,418	326,445
Accumulated depreciation	(240,693)	(241,585)
Net property, plant and equipment	93,725	84,860
Other assets
Prepaid pension asset - Note H		4,359
Goodwill - Note E	36,350	500
Other intangible assets, net - Note E	46,901	29,886
Deferred income taxes - Note J	73,158	76,200
Other assets	1,484	1,624
Total other assets	157,893	112,569
Total Assets	561,176	480,815
Current Liabilities
Accounts payable	67,970	80,468
Accrued salaries, wages and vacation	14,080	15,953
Income taxes payable	2,493	2,975
Other accrued liabilities	30,483	24,841
Total current liabilities	115,026	124,237
Long-term debt - Note G	153,500	74,400
Long term portion - interest rate swap	1,336
Other long-term obligations - Notes H and J	23,556	18,881
Contingencies - Note M
Shareholders' Equity
Preferred stock - authorized 25,000,000 shares without par value; none issued
Common stock - authorized 75,000,000 shares without par value; 55,263,082 issued at December 31, 2012 and 54,790,110 issued at December 31, 2011	291,512	287,661
Additional contributed capital	40,008	39,161
Retained earnings	367,800	352,205
Accumulated other comprehensive loss	(120,604)	(115,146)
Total shareholder's equity before treasury	578,716	563,881
Cost of common stock held in treasury (2012 - 21,829,954 and 2011 - 20,724,106 shares - Note K)	(310,958)	(300,584)
Total shareholders' equity	267,758	263,297
Total Liabilities and Shareholders' Equity	$ 561,176	$ 480,815

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for Accounts receivable	$ 811	$ 1,100
Preferred stock, without par value
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued
Common stock, without par value
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	55,263,082	54,790,110
Common stock held in treasury, shares	21,829,954	20,724,106

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 20,333	$ 20,967	$ 22,038
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	19,615	17,548	17,565
Prepaid pension asset - Note H	(7,432)	(9,363)	(8,935)
Amortization of retirement benefit adjustments - Note H	6,918	5,045	4,795
Equity-based compensation - Note I	4,099	3,746	4,035
Deferred income taxes - Note J	(201)	1,166	2,577
Restructuring charge - Note O	6,386	2,878	1,444
Gain on sale-leaseback transaction - Note N	(10,334)
Insurance recovery for business interruption and property damage - casualties	(22,662)	(10,149)
Insurance proceeds for business interruption and property damage other than property, plant and equipment - casualty	23,353	4,934
Changes in assets and liabilities, net of effects from acquisitions
Accounts receivable	9,500	8,345	(23,665)
Inventories	18,832	(16,131)	(21,878)
Accounts payable	(17,519)	3,171	22,186
Accrued liabilities	(8,958)	(6,607)	2,474
Income taxes payable	(7)	(876)	641
Other	(269)	(2,483)	(3,953)
Total adjustments	21,321	1,224	(2,714)
Net cash provided by operations	41,654	22,191	19,324
Cash flows from investing activities:
Proceeds from sale of assets	499	33	1,537
Capital expenditures	(13,464)	(15,574)	(13,271)
Capital expenditures to replace property, plant and equipment damaged in casualties	(2,859)	(4,733)
Insurance proceeds for property, plant and equipment damaged in casualties	2,250	6,767
Payment for acquisition, net of cash acquired - Note B	(78,189)	(2,889)
Earnout payments related to 2008 acquisition			(500)
Proceeds from sale-leaseback transaction	17,678
Net cash used in investing activities	(74,085)	(16,396)	(12,234)
Cash flows from financing activities:
Borrowings of long-term debt	5,540,700	1,967,000	3,493,419
Payments of long-term debt	(5,461,600)	(1,962,600)	(3,473,819)
Borrowings of short-term notes payable	2,271	3,103	3,515
Payments of short-term notes payable	(2,271)	(3,103)	(3,515)
Purchase of treasury stock	(10,374)	(3,575)
Dividends paid	(4,759)	(4,119)	(4,089)
Exercise of stock options	1,679	472	131
Other	160	206	(89)
Net cash provided by/(used in) financing activities	65,806	(2,616)	15,553
Effect of exchange rate changes on cash	(216)	(82)	(495)
Net increase in cash and cash equivalents	33,159	3,097	22,148
Cash and cash equivalents at beginning of year	76,412	73,315	51,167
Cash and cash equivalents at end of year	109,571	76,412	73,315
Cash paid during the year for:
Interest	2,258	1,763	926
Income taxes - net	$ 6,786	$ 4,730	$ 3,770

Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Contributed Capital	Retained Earnings	Accumulated Other Comprehensive Earnings/ (Loss)	Treasury Stock
Beginning balance at Dec. 31, 2009	$ 247,454	$ 282,491	$ 37,675	$ 317,582	$ (93,285)	$ (297,009)
Net earnings	22,038			22,038
Cumulative translation adjustment, net of tax	(1,715)				(1,715)
Other comprehensive income, net of tax
Prior service costs	476				476
Unrecognized (loss)/gains	6,969				6,969
Cash dividends, per share	(4,096)			(4,096)
Issued shares on vesting exercise of stock option - net	131	131
Issued shares on vesting of restricted stock units	(992)	2,893	(3,885)
Tax cost on vesting of restricted stock units	(50)		(50)
Stock compensation	4,035		4,035
Ending balance at Dec. 31, 2010	274,250	285,515	37,775	335,524	(87,555)	(297,009)
Net earnings	20,967			20,967
Cumulative translation adjustment, net of tax	(251)				(251)
Other comprehensive income, net of tax
Prior service costs	372				372
Unrecognized (loss)/gains	(27,712)				(27,712)
Cash dividends, per share	(4,286)			(4,286)
Acquired shares for treasury stock	(3,575)					(3,575)
Issued shares on vesting exercise of stock option - net	472	472
Issued shares on vesting of restricted stock units	(892)	1,674	(2,566)
Tax benefit on vesting of restricted stock units	206		206
Stock compensation	3,746		3,746
Ending balance at Dec. 31, 2011	263,297	287,661	39,161	352,205	(115,146)	(300,584)
Net earnings	20,333			20,333
Cumulative translation adjustment, net of tax	1,309				1,309
Other comprehensive income, net of tax
Unrealized loss on cash flow hedges, net of tax	(980)				(980)
Prior service costs	367				367
Unrecognized (loss)/gains	(6,154)				(6,154)
Cash dividends, per share	(4,738)			(4,738)
Acquired shares for treasury stock	(10,374)					(10,374)
Issued shares on vesting exercise of stock option - net	1,673	1,679	(6)
Issued shares on vesting of restricted stock units	(1,258)	2,172	(3,430)
Tax benefit on vesting of restricted stock units	184		184
Stock compensation	4,099		4,099
Ending balance at Dec. 31, 2012	$ 267,758	$ 291,512	$ 40,008	$ 367,800	$ (120,604)	$ (310,958)

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cumulative translation adjustment, tax	$ 376	$ 51	$ 1,047
Other comprehensive income, tax	3,444	17,443	5,136
Unrealized loss on cash flow hedges, tax	627
Cash dividends	$ 0.14	$ 0.125	$ 0.12
Treasury stock acquired	1,105,848	403,347
Shares, stock options exercised	197,480	59,263	17,500
Restricted stock issued	275,492	213,287	286,129
Common Stock
Shares, stock options exercised	197,480	59,263	17,500
Restricted stock issued	275,492	213,287	286,129
Additional Contributed Capital
Shares, stock options exercised	197,480
Restricted stock issued	275,492	213,287	286,129
Retained Earnings
Cash dividends	$ 0.14	$ 0.125	$ 0.12
Accumulated Other Comprehensive Earnings/ (Loss)
Cumulative translation adjustment, tax	376	51	1,047
Unrealized loss on cash flow hedges, tax	$ 627
Treasury Stock
Treasury stock acquired	1,105,848	403,347

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE A — Summary of Significant Accounting Policies

Business: CTS Corporation (“CTS” or the “Company”) is a global manufacturer of electronic components and sensors and a supplier of electronic manufacturing services. The Company designs, manufactures, assembles, and sells a broad line of electronic components and sensors and provides electronic manufacturing services primarily to original equipment manufacturers (“OEMs”). CTS operates manufacturing facilities located throughout North America, Asia and Europe and services major markets globally.

Principles of Consolidation: The consolidated financial statements include the accounts of CTS and its wholly-owned subsidiaries. Refer to Note B, “Acquisitions,” for a discussion of the acquisitions made by CTS. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates: The preparation of financial statements in conformity within the accounting principles generally accepted in the United States of America (“U.S”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Foreign Currencies: The financial statements of CTS’ non-U.S. subsidiaries, except the United Kingdom (“U.K.”) subsidiary, are remeasured into U.S. dollars using the U.S. dollar as the functional currency with all remeasurement adjustments included in the determination of net earnings. CTS’ Consolidated Statements of Earnings include approximately $0.8 million of foreign currency gain for the year ended December 31, 2012, $1.6 million of foreign currency gain for the year ended December 31, 2011 and $0.7 million of foreign currency gain for the year ended December 31, 2010.

The assets and liabilities of CTS’ U.K. subsidiary are translated into U.S. dollars at the current exchange rate at period end, with resulting translation adjustments made directly to the “accumulated other comprehensive earnings/(loss)” component of shareholders’ equity. Consolidated Statement of Earnings accounts are translated at the average rates during the period.

Comprehensive Earnings/(Loss): The components of comprehensive earnings/(loss) for CTS include foreign currency translation adjustments, unrecognized pension gains/(losses) and prior service costs, unrealized loss on cash flow hedges and net earnings, and are reported in the “Consolidated Statements of Accumulated Other Comprehensive Earnings/(Loss).”

The table below shows the components of accumulated other comprehensive earnings/(loss) at December 31:

($ in thousands)	2012	2011

Accumulated translation, net of tax	$1,219	$(90)
Unrealized loss on cash flow hedges, net of tax	(980)	—
Unrecognized amounts relating to benefit plans, net of tax:
Net loss	(120,164)	(114,010)
Prior service costs	(679)	(1,046)

Accumulated other comprehensive loss	$(120,604)	$(115,146)

Revenue Recognition: Substantially all of CTS’ revenues are from product sales. CTS recognizes revenue from product sales when title transfers, the risks and rewards of ownership have been transferred to the customer, the sales price is fixed or determinable and collection of the related receivable is probable, which is generally at the time of shipment. The Company has agreements with certain distributors that provide limited rights of return within a limited time and protection against price reductions initiated by the Company. The effect of these programs is estimated based on historical experience and current economic conditions and provisions are recorded at the time of shipment. CTS customers typically have a right to return products that they consider to be defective. Revenue is recorded net of estimated returns of products, based on management’s analysis of historical returns, current economic trends and changes in customer demands. All fees billed to the customer for shipping and handling is classified as a component of net sales. All costs associated with shipping and handling is classified as a component of cost of sales. Provisions for returns and other adjustments are provided for in the same period the related sales are recorded based on experience and other relevant factors. CTS classifies sales taxes on a net basis in its consolidated financial statements.

Concentration of Credit Risk: Trade receivables subject CTS to the potential for credit risk with major customers. CTS sells its products to customers principally in the automotive, communications, computer, medical, industrial, and defense and aerospace markets, primarily in North America, Europe, and Asia. CTS performs ongoing credit evaluations of its customers to minimize credit risk. CTS does not require collateral. The allowance for doubtful accounts is based on management’s estimates of the collectability of its accounts receivable after analyzing historical bad debts, customer concentrations, customer credit worthiness, and current economic trends. Uncollectible trade receivables are charged against the allowance for doubtful accounts when all reasonable efforts to collect the amounts due have been exhausted. Sales to any customer did not exceed 10% of total net sales for the years ended December 31, 2012, December 31, 2011 and December 31, 2010. Significant sales to a single customer expose CTS to a concentration of credit risk. Management, however, believes the likelihood of incurring material losses due to concentration of credit risk is remote.

Research and Development: Research and development (“R&D”) costs include expenditures for planned search and investigation aimed at discovery of new knowledge to be used to develop new products or processes or to significantly enhance existing products or production processes. Research and development costs also include the implementation of the new knowledge through design, testing of product alternatives or construction of prototypes. CTS expenses all research and development costs as incurred, net of customer reimbursements for sales of prototype and non-recurring engineering charges.

CTS creates prototypes and tools related to R&D projects. A prototype is defined as a non-production intent constructed product. CTS also incurs engineering costs related to R&D activities. Such costs are incurred to support such activities to improve the reliability, performance and cost-effectiveness of our existing products and to design and develop innovative products that meet customer requirements for new applications. Furthermore, CTS may engage in activities that develop tooling machinery and equipment for its customers.

CTS may, from time to time, partially recover costs related to these activities from the customer. Any reimbursements received from customers are netted against such costs. The total amount received for the years ended December 31, 2012, 2011 and 2010 are $3.2 million, $2.5 million and $2.2 million, respectively.

Earnings Per Share: Basic earnings per share excludes any dilution and is computed by dividing net earnings available to common shareholders by the weighted-average number of common shares outstanding for the period.

Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock resulted in the issuance of common stock that shared in CTS’ earnings. Diluted earnings per share is calculated by adding all potentially dilutive shares to the weighted average number of common shares outstanding for the numerator. If the common stock equivalents have an anti-dilutive effect, they are excluded from the computation of diluted earnings per share. Refer also to Note D, “Earnings Per Share.”

Equity-Based Compensation: CTS recognizes expense related to the fair value of equity-based compensation awards in the Consolidated Statements of Earnings. CTS had stock options and restricted stock units outstanding at December 31, 2012. Refer to Note I, “Equity-Based Compensation,” for further discussion.

The Company estimates the fair value of stock option awards on the date of grant using the Black-Scholes option-pricing model. A number of assumptions are used by the Black-Scholes option-pricing model to compute the grant date fair value, including expected price volatility, option term, risk-free interest rate, and dividend yield. These assumptions are established at each grant date based upon current information at that time. Expected volatilities are based on historical volatilities of the Company’s stock. The expected option term is derived from historical data on exercise behavior. Different expected option terms result from different groups of employees exhibiting different behavior. The dividend yield is based on historical dividend payments. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve at the time of grant. The fair value of awards that are ultimately expected to vest is recognized as expense over the requisite service periods in the Consolidated Statements of Earnings.

The grant date fair values of our service-based and our performance-based restricted stock units (“RSUs”) are the closing prices of our stock on the date of grant. The grant date fair value of our market-based RSU is determined by using a simulation or Monte Carlo approach. Under this approach, stock returns from comparative group companies are simulated over the performance period, considering both stock returns volatility and the correlation of returns. The simulated results are then used to estimate the future payout based on the performance/payout relationship established by the conditions of the award. The future payout is discounted to the measurement date using the risk-free interest rate.

Both CTS’ stock options and restricted stock units primarily have a graded-vesting schedule. CTS recognizes expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

Cash and Cash Equivalents: CTS considers all highly liquid investments with maturities of three months or less from the purchase date to be cash equivalents. Cash includes cash held in domestic and foreign bank accounts. Deposits with these banks exceed the amount of insurance provided on such deposits; however, the deposits typically may be redeemed upon demand and, therefore, bear minimal risk.

Inventories: Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method.

Income Taxes: Deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax bases of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, CTS considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income and available tax planning strategies. If tax regulations, operating results or the ability to implement tax planning and strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on a “more-likely-than-not” criteria.

The Company recognizes the benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. Refer to Note J, “Income Taxes.”

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed over the estimated useful lives of the assets using the straight-line method. Depreciation on leasehold improvements is computed over the shorter of the useful lives of the improvements or the lease term. Useful lives for buildings and improvements range from 10 to 45 years. Machinery and equipment useful lives range from three to eight years. Amounts expended for maintenance and repairs are charged to expense as incurred. Upon disposition, any related gains or losses are included in operating earnings. Depreciation expense was $16.6 million, $14.9 million and $15.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

CTS assesses the carrying value of long-lived assets and the remaining useful lives whenever events or changes in circumstances indicate an impairment may have occurred. If the undiscounted future cash flows expected to result from the use of the related assets are less than the carrying value of such assets, an impairment charge may be required to reduce the carrying value of the long-lived assets to fair value. Refer to Note C, “Fair Value Measurements,” for further discussion.

Retirement Plans: CTS has various defined benefit and defined contribution retirement plans. CTS’ policy is to annually fund the defined benefit pension plans at or above the minimum required by law. CTS (1) recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in the Company’s statement of financial position; (2) recognizes the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit/cost as a component of other comprehensive income; and (3) measures defined benefit plan assets and obligations as of the date of the employer’s fiscal year-end statement of financial position. Refer to Note H, “Retirement Plans.”

Goodwill and Other Intangible Assets: CTS does not amortize goodwill, but tests it for impairment annually and when an impairment triggering event occurs using a fair value approach at the reporting unit level. A reporting unit is the operating segment, or a business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by senior management. However, components are aggregated as a single reporting unit if they have similar economic characteristics. No impairment was recorded for the years ended December 31, 2012, 2011 and 2010.

CTS does not amortize indefinite-lived intangibles, but tests it for impairment annually and when an impairment triggering event occurs using a fair value approach at the reporting unit level. For the year ended December 31, 2012, CTS wrote-off $30,000 of in-process research and development costs to the Consolidated Statements of Earnings as the in-process research and development costs related to that project was eliminated.

Generally, CTS amortizes the cost of other finite-lived intangibles over a straight-line basis using their estimated useful lives except for the cost of customer list intangibles acquired in the Tusonix, Inc. (“Tusonix”), Orion Manufacturing Inc. (“Orion”), Fordahl S.A. (“Fordahl”), Valpey-Fisher Corporation (“Valpey-Fisher”) and D&R Technologies (“D&R”) acquisitions, which are amortized using a double-declining balance method over their estimated useful lives. CTS assesses useful lives based on the period over which the asset is expected to contribute to CTS’ cash flows. CTS reviews the carrying value of its intangible assets whenever events or changes in circumstances indicate an impairment may have occurred. If impaired, the asset is written down to fair value based on either discounted cash flows or appraised values. Refer to Note E, “Intangible Assets,” and Note C, “Fair Value Measurements,” for further discussion.

Financial Instruments: CTS’ financial instruments consist primarily of cash, cash equivalents, trade receivables and payables, and obligations under short-term notes payable, long-term debt, and interest rate swaps. CTS’ long-term debt consists of a revolving credit facility. The carrying values for cash and cash equivalents, and trade receivables and payables and short-term notes payable approximate fair value based on the short-term maturities of these instruments. CTS estimated the fair value of its long-term debt to be $153.5 million, which approximates its carrying value. There is a ready market for CTS’ revolving credit debt and is classified within Level 2 of the fair value hierarchy as the market is not deemed to be active. The fair value of CTS’ interest rate swaps were measured using a market approach which uses current industry information. There is a readily determinable market and these swaps are classified within level 2 of the fair value hierarchy. Refer to Note C, “Fair Value Measurements,” for further discussion.

Amortization of Debt Issue Costs: CTS had debt issue costs related to the Company’s long-term debt that are being amortized using the straight-line method over the life of the debt or, for convertible debt, the period until the debt is first convertible into common stock. Amortization expense totaled $0.3 million in 2012, $0.2 million in 2011, and $0.1 million in 2010 and is included in interest expense in the accompanying Consolidated Statements of Earnings.

Treasury Stock: CTS uses the cost method to account for its common stock repurchases. CTS purchased 1,105,848 and 403,347 shares of its common stock for approximately $10.4 and $3.6 million during the years ended December 31, 2012 and 2011, respectively. Refer to Note K, “Treasury Stock,” for further discussion.

Reclassifications: Certain reclassifications have been made for the periods presented in the consolidated financial statements to conform to the classifications adopted in 2012.

Recent Accounting Pronouncements

ASU 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment”

In July 2012, the FASB issued Accounting Standards Update 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”), which amends the guidance in Accounting Standards Codification Topic 350-30 “Intangibles – Goodwill and Other – General Intangibles Other than Goodwill” (“ASC 350-30”) on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more-likely-than-not impaired, the entity would not need to calculate the fair value of the asset. The ASU does not revise the requirement to test indefinite-lived intangible assets annually for impairment. These provisions are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, although early adoption is permitted. The provisions of ASU 2012-02 do not have a material impact on CTS’ consolidated financial statements.

ASU 2013-02, “Reporting of Amounts Out of Accumulated Other Comprehensive Income”

In February 2013, the FASB issued Accounting Standards Update 2013-02, “Reporting of Amounts Out of Accumulated Other Comprehensive Income,” which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. These provisions are effective for fiscal years beginning after December 15, 2012. The provisions of ASU 2013-02 do not have a material impact on CTS consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions

NOTE B — Acquisitions

In December 2012, CTS acquired D&R Technology (“D&R”), a privately-held company located in Carol Stream, Illinois and Juarez, Mexico for $63.5 million. D&R is a leading manufacturer of custom designed sensors, switches and electromechanical assemblies primarily serving the automotive light-vehicle market. This acquisition expands CTS’ strategic automotive sensor product platform with new customers and a broader product portfolio. The acquisition will also further diversify CTS’ Components and Sensors segment and bring new growth opportunities from sensor applications for safety systems and vehicle chassis management. Additionally, D&R brings strong sensor design and development engineering capabilities to complement CTS’ world-class engineering team.

The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Estimated Fair Values
($ in thousands)	At December 21, 2012

Current assets	$14,099
Property, plant and equipment	8,635
Goodwill	28,185
Amortizable intangible assets	16,873
In-process research and development	500
Other assets	678

Fair value of assets acquired	68,970
Less fair value of liabilities acquired	(5,470)

Net cash paid	$63,500

Included in current assets is the fair value of accounts receivable of $7,953,000. Goodwill recorded in connection with the above acquisition is primarily attributable to the synergies expected to arise after the Company’s acquisition of the business and the assembled workforce of the acquired business. The goodwill is deductible for tax purposes over a 15-year period.

The following table summarizes the net sales and earnings before income taxes of D&R that is included in CTS’ Condensed Consolidated Statements of Earnings since the acquisition date, December 21, 2012, which is included in the consolidated statement of earnings for the twelve months ended December 31, 2012:

($ in thousands)	December 31, 2012

Net Sales	$280
Loss before income taxes	$(1,168)

The following table summarizes the combined net sales and earnings before income taxes of CTS and D&R on a pro forma basis as if the acquisition date had occurred on January 1, 2011:

($ in thousands)	December 31, 2012 (Unaudited Proforma)	December 31, 2011 (Unaudited Proforma)

Net Sales	$626,784	$636,602
Earnings before income taxes	$29,506	$26,586

The D&R acquisition will be accounted for using the acquisition method of accounting whereby the total purchase price is allocated to tangible and intangible assets and liabilities based on the fair market values on the date of acquisition. CTS determines the purchase price allocations on the acquisition based on estimates of the fair values of the assets acquired and liabilities assumed. The allocations for goodwill and other intangible assets is based on historical experience and third party evaluation. The allocations pertaining to goodwill and other intangible assets will be finalized in 2013.

In January 2012, CTS acquired 100% of the common stock of Valpey-Fisher, a publicly held company located in Hopkinton, Massachusetts for approximately $18.3 million. Valpey-Fisher is a recognized technology leader in the design and manufacture of precision frequency crystal oscillators. This acquisition expands CTS’ technology, and brings strong engineering capabilities and management leadership to support the Company’s strategic initiatives in CTS’ Component and Sensors’ segment.

The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Fair Values
($ in thousands)	At January 23, 2012

Current assets	$9,530
Property, plant and equipment	6,231
Goodwill	7,665
Amortizable intangible assets	2,420
In-process research and development	400
Other assets	231

Fair value of assets acquired, including $3,578 cash acquired	26,477
Less fair value of liabilities acquired	(8,210)

Net assets acquired	18,267
Cash acquired	(3,578)

Net cash paid	$14,689

Included in current assets is the fair value of accounts receivable of $2,479,000. Goodwill recorded in connection with the above acquisition is primarily attributable to the synergies expected to arise after the Company’s acquisition of the business and the assembled workforce of the acquired business. None of the goodwill is deductible for tax purposes.

The following table summarizes the net sales and earnings before income taxes of Valpey-Fisher that is included in CTS’ Condensed Consolidated Statements of Earnings since the acquisition date, January 23, 2012, which is included in the consolidated statement of earnings for the twelve months ended December 31, 2012:

($ in thousands)	December 31, 2012

Net Sales	$15,191
Earnings before income taxes	$1,123

The following table summarizes the combined net sales and earnings before income taxes of CTS and Valpey-Fisher on a pro forma basis as if the acquisition date had occurred on January 1, 2011:

($ in thousands)	December 31, 2012 (Unaudited Proforma)	December 31, 2011 (Unaudited Proforma)

Net Sales	$578,034	$603,918
Earnings before income taxes	$27,603	$25,548

The Valpey-Fisher acquisition was accounted for using the acquisition method of accounting whereby the total purchase price is allocated to tangible and intangible assets and liabilities based on the fair market values on the date of acquisition. CTS determines the purchase price allocations on the acquisition based on the fair values of the assets acquired and liabilities assumed. These allocations were finalized as of December 31, 2012.

In January 2011, CTS acquired certain assets and assumed certain liabilities of Fordahl, a privately held company located in Brugg, Switzerland. This business was acquired for approximately $2.9 million, net of cash acquired. The assets acquired include inventory, accounts receivable, leasehold improvements, machinery and equipment, and certain intangible assets.

The Fordahl product line includes high-performance temperature compensated crystal oscillators and voltage controlled crystal oscillators. This product line expanded CTS’ frequency product portfolio from clock and crystals to highly-engineered precision ovenized oscillators. This acquisition added new customers and opened up new market opportunities for CTS.

The Fordahl acquisition was accounted for using the acquisition method of accounting whereby the total purchase price was allocated to tangible and intangible assets based on the fair market values on the date of acquisition. CTS determined the purchase price allocations on the acquisition based on estimates of the fair values of the assets acquired and liabilities assumed. CTS finalized the purchase price allocation at December 31, 2011.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE C — Fair Value Measurements

Generally accepted accounting principles stipulate that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below the carrying amount. As a first step, CTS evaluated certain qualitative factors such as general market, macro-economic conditions, entity-specific events and overall past and projected financial performance of its business operations that could affect CTS’ recorded goodwill.

If it is determined in the first step that it is more-likely-than-not that goodwill may be impaired, then a two-step method is applied. A two-step method is used to measure the amount of an impairment loss. The first step requires the Company to determine the fair value of the reporting unit and compare that fair value to the net book value of the reporting unit. The fair value of the reporting unit is determined using various valuation techniques, including a discounted cash flow analysis-income approach and a market approach which uses current industry information. The second step requires the Company to determine the implied fair value of goodwill and measure the impairment loss as the difference between the book value of the goodwill and the implied fair value of the goodwill. The implied fair value of goodwill must be determined in the same manner as if CTS had acquired those reporting units.

After performing the first step, CTS concluded that it was not necessary to perform the two-step impairment test described in the earlier paragraph because it was not more-likely-than-not that the fair value of CTS’ goodwill is less than its carrying value.

The table below summarizes the non-financial assets that were recorded as of December 31, 2012 and the losses recorded during the period ended December 31, 2012 on those assets:

($ in thousands) Description	Carrying Value at December 31, 2012	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2012
Goodwill	$36,350	$—	$—	$36,350	$—
Intangible assets, other than goodwill	$46,901	$—	$—	$46,901	—
Long-lived assets	$93,725	$—	$—	$93,725	(2,538)

CTS recorded an impairment charge of approximately $2,538,000 in 2012 under “Restructuring and Impairment Charge” on the Company’s Consolidated Statement of Earnings. The impairment charge was primarily based on fair value information obtained from outside appraisers and management’s estimate of net realizable value on assets no longer utilized.

The following table reconciles the beginning and ending balances of CTS’ goodwill for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Components and Sensors	EMS	Total

Balance at January 1, 2011	$—	$500	$500
2011 activity	—	—	—

Balance at December 31, 2011	—	500	500
Goodwill recorded in Valpey-Fisher acquisition — Note B, “Acquisitions”	7,665	—	7,665
Goodwill recorded in D&R acquisition — Note B, “Acquisitions”	28,185	—	28,185

Balance at December 31, 2012	$35,850	$500	$36,350

See Note E, “Intangible Assets,” for further discussion.

The following table reconciles the beginning and ending balances of CTS’ intangible assets, other than goodwill for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Total

Balance at January 1, 2011	$31,432
2011 addition — Note B	1,060
2011 amortization expense	(2,606)

Balance at December 31, 2011	29,886
2012 addition – Valpey-Fisher acquisition (Note B)	2,820
2012 addition – D&R acquisition (Note B)	17,373
Backlog-related expense	(150)
2012 amortization expense	(3,028)

Balance at December 31, 2012	$46,901

See Note E, “Intangible Assets,” for further discussion.

The following table reconciles the beginning and ending balances of CTS’ long-lived assets for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Total

Balance at January 1, 2011	$78,213
Capital expenditures	15,574
Capital expenditures to replace property, plant & equipment damaged in Scotland fire	4,733
Fixed assets acquired in Fordahl acquisition — Note B	2,141
Depreciation expense	(14,942)
Fixed assets written off due to Thailand flood	(427)
Disposals and write-offs	(223)
Foreign exchange impact and other	(209)

Balance at December 31, 2011	$84,860
Capital expenditures	13,464
Capital expenditures to replace property, plant & equipment damaged in Thailand flood	2,859
Fixed assets acquired in Valpey-Fisher acquisition — Note B	6,231
Fixed assets acquired in D&R acquisition — Note B	8,635
Depreciation expense	(16,587)
Impairment charges	(2,538)
Disposals	(2,797)
Transfers to asset held for sale	(350)
Foreign exchange impact and other	(52)

Balance at December 31, 2012	$93,725

The table below summarizes the financial liability that was measured at carrying value, which approximates fair value on a recurring basis as of December 31 2012:

($ in thousands) Description	Carrying Value at December 31, 2012	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2012
Interest rate swap	$1,607	$—	$1,607	$—	$—

The fair value of CTS’ interest rate swaps were measured using a market approach which uses current industry information. There is a readily determinable market and these swaps are classified within level 2 of the fair value hierarchy. $271,000 of the fair value of these swaps is classified as a current liability and the remaining $1,336,000 is classified as a non-current liability on CTS’ Consolidated Balance Sheets.

CTS’ long-term debt consists of a revolving debt facility. There is a readily determinable market for CTS’ revolving credit debt and it is classified within Level 2 of the fair value hierarchy as the market is not deemed to be active. The fair value of long-term debt was measured using a market approach which uses current industry information and approximates carrying value.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

NOTE D — Earnings Per Share

The table below provides a reconciliation of the numerator and denominator of the basic and diluted earnings per share (“EPS”) computations. Basic earnings per share is calculated using the weighted average number of common shares outstanding as the denominator and net earnings as the numerator. Diluted earnings per share is calculated by adding all potentially dilutive shares to the weighted average number of common shares outstanding for the numerator. All anti-dilutive shares are excluded from the computation of diluted earnings per share.

The calculations below provide net earnings, average common shares outstanding, and the resultant earnings per share for both basic and diluted EPS for the years ended December 31, 2012, 2011, and 2010.

($ in thousands, except per share amounts)	Net Earnings (Numerator)	Shares (In thousands) (Denominator)	Per Share Amount

2012
Basic EPS	$20,333	33,922	$0.60
Effect of dilutive securities:
Equity-based compensation plans	—	601

Diluted EPS	$20,333	34,523	$0.59

2011
Basic EPS	$20,967	34,321	$0.61
Effect of dilutive securities:
Equity-based compensation plans	—	685

Diluted EPS	$20,967	35,006	$0.60

2010
Basic EPS	$22,038	34,090	$0.65
Effect of dilutive securities:
Equity-based compensation plans	—	759

Diluted EPS	$22,038	34,849	$0.63

The following table shows the securities that could potentially dilute EPS in the future, but have been excluded from the 2012, 2011, and 2010 diluted earnings per share calculations because they are either anti-dilutive or the exercise price exceeds the average market price.

	Year ended December 31,
(Number of shares in thousands)	2012	2011	2010

Stock options	346	539	587

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

NOTE E — Intangible Assets

CTS has the following intangible assets as of December 31:

	2012		2011

($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Amortized intangible assets:
Customer lists/relationships	$70,002	$(25,084)	$51,424	$(22,390)
Patents	10,319	(10,319)	10,319	(10,319)
Other intangibles	1,835	(672)	1,220	(368)

Total	82,156	(36,075)	62,963	(33,077)
In-process research & development	820	—	—	—
Goodwill	36,350	—	500	—

Total net intangible assets	$119,326	$(36,075)	$63,463	$(33,077)

Of the net intangible assets excluding goodwill and in-process research and development at December 31, 2012, $41.1 million relates to the Components and Sensors segment and $5.0 million relates to the EMS segment. The in-process research and development intangible at December 31, 2012 relates to the Components and Sensors Segment. Of the goodwill at December 31, 2012, $35.9 million relates to Components and Sensors segment and $0.5 million relates to the EMS segment. The goodwill at December 31, 2011 relates to the EMS segment.

CTS recorded amortization expense of $3.0 million, $2.6 million, and $2.5 million for the years ended December 31, 2012, 2011, and 2010, respectively. The weighted average remaining amortization period for the amortizable intangible assets is 11.9 years. The weighted average remaining amortization period for customer lists/relationships is 12.2 years and for the other intangibles is 3.2 years. CTS estimates remaining amortization expense of $5.6 million in 2013, $4.9 million in 2014, $4.5 million in 2015, $4.1 million in 2016, $4.0 million in 2017 and $23.0 million thereafter.

Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable

NOTE F — Notes Payable

CTS had line of credit arrangements of $14.4 million and $13.7 million at December 31, 2012 and 2011, respectively. No amount was outstanding at December 31, 2012 and 2011. These arrangements are generally subject to annual renewal and renegotiation, have no financial covenants, and may be withdrawn at the banks’ option. The majority of the line of credit arrangements at December 31, 2012 are unsecured. However, one line of credit for $0.7 million is secured by the land and building in Thailand. The weighted-average interest rate, computed by relating interest expense to average daily short-term borrowings, was 4.25% in 2012 and 2.28% in 2011.

Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt

NOTE G — Debt

On January 10, 2012, CTS amended its November 18, 2010 unsecured revolving credit facility. This amendment provided for an increase in the revolving credit facility to $200 million and increased the accordion feature, whereby CTS can expand the facility to $300 million, subject to participating banks’ approval. Additionally, among other covenants, the amendment reduced the applicable margin by 25 basis points, increased the total consideration the Company may pay for non-U.S.-based acquisitions, and extended the term of the credit facility through January 10, 2017.

Long-term debt was comprised of the following at December 31:

($ in thousands)	2012	2011

Revolving credit facility, weighted-average interest rate of 1.8% (2012) and 1.9% (2011), due in 2017 and 2015, respectively	$153,500	$74,400
Less current maturities	—	—

Total long-term debt	$153,500	$74,400

There was $153.5 million outstanding under the $200 million revolving credit facility at December 31, 2012 and $74.4 million outstanding under the $150 million revolving credit facility at December 31, 2011. The Company had $43.9 million available under the $200 million credit facility at December 31, 2012, net of standby letters of credit of $2.6 million, and $72.8 million available under the $150 million credit facility at December 31, 2011, net of standby letters of credit of $2.8 million. Interest rates on the revolving credit facility fluctuate based upon the London Interbank Offered Rate and the Company’s quarterly total leverage ratio. CTS pays a commitment fee on the undrawn portion of the revolving credit facility. The commitment fee varies based on the quarterly leverage ratio and was 0.30 percent per annum at December 31, 2012. The revolving credit facility requires, among other things, that CTS comply with a maximum total leverage ratio and a minimum fixed charge coverage ratio. Failure of CTS to comply with these covenants could reduce the borrowing availability under the revolving credit facility. CTS was in compliance with all debt covenants at December 31, 2012. The revolving credit facility requires CTS to deliver quarterly financial statements, annual financial statements, auditors certifications and compliance certificates within a specified number of days after the end of a quarter and year. Additionally, the revolving credit facility contains restrictions limiting CTS’ ability to: dispose of assets; incur certain additional debt; repay other debt or amend subordinated debt instruments; create liens on assets; make investments, loans or advances; make acquisitions or engage in mergers or consolidations; engage in certain transactions with CTS’ subsidiaries and affiliates; and make stock repurchases and dividend payments.

CTS uses interest rate swaps to convert the line of credit’s variable rate of interest into a fixed rate. During the second quarter of 2012, CTS entered into four separate interest rate swap agreements to fix interest rates on $50 million of long-term debt for the periods January 2013 to January 2017. In the third quarter of 2012, CTS entered into four separate interest rate swap agreements to fix interest rates on $25 million of long-term debt for the periods January 2013 to January 2017. The difference to be paid or received under the terms of the swap agreement will be recognized as an adjustment to interest expense for the related line of credit when settled.

These swaps are treated as cash flow hedges and consequently, the changes in fair value were recorded in Other Comprehensive Income. An unrealized loss of approximately $1,607,000 was recorded in Other Comprehensive Income/(Loss) for the year ended December 31, 2012. Approximately $271,000 was recorded as a current liability and $1,336,000 recorded as a non-current liability in Other Long-term Obligations on the Consolidated Balance Sheets. The balance recorded as a current liability is expected to be reclassified into earnings in 2013 based on the prevailing interest rate at December 31, 2012.

As a result of the use of these derivative instruments, the Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. To mitigate the counterparty credit risk, the Company has a policy of only entering into contracts with carefully selected major financial institutions based upon their credit ratings and other factors. CTS’ established policies and procedures for mitigating credit risk on principal transactions include reviewing and establishing limits for credit exposure and continually assessing the creditworthiness of counterparties.

Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Retirement Plans

NOTE H — Retirement Plans

Defined Benefit and Other Postretirement Benefit Plans

CTS has a number of noncontributory defined benefit pension plans (“Pension Plans”) covering approximately 11% of its active employees. Pension Plans covering salaried employees provide pension benefits that are based on the employees’ years of service and compensation prior to retirement. Pension Plans covering hourly employees generally provide benefits of stated amounts for each year of service.

CTS provides postretirement life insurance benefits for certain retired employees. Domestic employees who were hired prior to 1982 and certain domestic union employees are eligible for life insurance benefits upon retirement. CTS funds life insurance benefits through term life insurance policies and intends to continue funding all of the premiums on a pay-as-you-go basis.

The Company recognizes the funded status of a benefit plan in its statement of financial position. The funded status is measured as the difference between plan assets at fair value and the benefit obligation. The Company also recognizes, as a component of other comprehensive income, net of tax, the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit/cost.

The measurement date for the Pension Plans for the Company’s domestic and foreign locations was December 31, 2012 and 2011. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the Pension Plans domestic and foreign locations plan at that measurement date.

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2012	2011	2012	2011

Accumulated benefit obligation	$269,657	$244,776	$15,207	$13,308

Change in projected benefit obligation:
Projected benefit obligation at January 1	$253,574	$230,366	$14,335	$14,414
Service cost	2,735	2,749	125	141
Interest cost	11,935	12,246	571	598
Benefits paid	(17,106)	(12,684)	(661)	(989)
Actuarial loss	23,359	20,897	1,190	369
Foreign exchange impact and other	—	—	660	(198)

Projected benefit obligation at December 31	$274,497	$253,574	$16,220	$14,335

Change in plan assets:
Assets at fair value at January 1	$248,630	$266,520	$11,476	$11,004
Actual return on assets	30,067	(5,339)	456	94
Company contributions	4,031	133	1,563	1,509
Benefits paid	(17,106)	(12,684)	(661)	(989)
Foreign exchange impact and other	—	—	535	(142)

Assets at fair value at December 31	$265,622	$248,630	$13,369	$11,476

Funded status (plan assets less projected benefit obligations)	$(8,875)	$(4,944)	$(2,851)	$(2,859)

The measurement date for the other post retirement plan was December 31, 2012 and 2011. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the other post retirement plan at that measurement date.

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011

Accumulated benefit obligation	$5,665	$5,365

Change in projected benefit obligation:
Projected benefit obligation at January 1	$5,366	$5,395
Service cost	9	15
Interest cost	255	287
Actuarial loss/(gain)	226	(141)
Benefits paid	(190)	(190)

Projected benefit obligation at December 31	$5,666	$5,366

Change in plan assets:
Assets at fair value at January 1	$—	$—
Actual return on assets	—	—
Company contributions	190	190
Benefits paid	(190)	(190)
Other	—	—

Assets at fair value at December 31	$—	$—

Funded status (plan assets less projected benefit obligations)	$(5,666)	$(5,366)

The components of the prepaid (accrued) cost of the domestic and foreign pension plans, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2012	2011	2012	2011

Prepaid pension asset	$—	$4,359	$—	$—
Other accrued liabilities	(967)	(3,761)	—	—
Other long-term obligations	(7,908)	(5,542)	(2,851)	(2,859)

	$(8,875)	$(4,944)	$(2,851)	$(2,859)

The components of the prepaid (accrued) cost of the other postretirement benefit plan, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011

Other accrued liabilities	$(361)	$(355)
Other long-term obligations	(5,305)	(5,011)

	$(5,666)	$(5,366)

CTS has also recorded the following amounts to Accumulated Other Comprehensive Loss for the domestic and foreign pension plans at December 31, 2012:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	Unrecognized Loss	Prior Service Cost	Total	Unrecognized Loss	Prior Service Cost	Total

Balance at January 1, 2012	$110,801	$1,046	$111,847	$3,632	$—	$3,632
Amortization of retirement benefits, net of tax	(3,684)	(367)	(4,051)	(236)	—	(236)
Reclassification adjustments, net of tax	8,816	—	8,816	922	—	922
Foreign exchange impact	—	—	—	174	—	174

Balance at December 31, 2012	$115,933	$679	$116,612	$4,492	$—	$4,492

CTS has also recorded the following amounts to Accumulated Other Comprehensive loss for other postretirement benefit plan at December 31, 2012:

	Other Postretirement Benefit Plan
($ in thousands)	Unrecognized (Gain)	Prior Service Cost	Total

Balance at January 1, 2012	$(423)	$—	$(423)
Amortization of retirement benefits, net of tax	24	—	24
Reclassification adjustments, net of tax	138	—	138

Balance at December 31, 2012	$(261)	$—	$(261)

CTS expects to recognize, on a pre-tax basis, approximately $8.1 million of losses and $0.6 million of prior service costs in 2013 related to its Pension Plans. CTS does not expect to recognize any significant amounts of the Other Postretirement Benefit Plan unrecognized amounts in 2013.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for those Pension Plans with accumulated benefit obligation in excess of fair value of plan assets at December 31 is shown below:

($ in thousands)	2012	2011

Projected benefit obligation	$22,471	$23,638
Accumulated benefit obligation	21,022	19,018
Fair value of plan assets	13,369	11,476

Net pension expense/(income) for the years ended in December 31 include the following components:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	2012	2011	2010	2012	2011	2010

Service cost	$2,735	$2,749	$2,824	$125	$141	$159
Interest cost	11,935	12,246	12,654	571	598	623
Expected return on plan assets(1)	(21,506)	(23,665)	(23,777)	(445)	(573)	(560)
Amortization of unrecognized:
Prior service cost	605	611	816	—	—	—
Loss/(gain)	6,062	4,164	3,686	296	275	293
Additional cost due to early retirement	282	670	234	—	—	—

Net expense/(income)	$113	$(3,225)	$(3,563)	$547	$441	$515

Weighted-average actuarial assumptions(2)
Benefit obligation assumptions:
Discount rate	4.06%	4.91%	5.51%	3.46%	3.93%	4.31%
Rate of compensation increase	3.00%	3.00%	4.18%	0.69%	0.77%	0.75%
Pension expense/(income) assumptions:
Discount rate	4.91%	5.51%	5.80%	3.86%	4.38%	4.53%
Expected return on plan assets(1)	8.00%	8.50%	8.50%	3.00%	3.60%	5.22%
Rate of compensation increase	3.00%	4.18%	4.18%	0.72%	0.72%	0.75%

(1)	Expected return on plan assets is net of expected investment expenses and certain administrative expenses.
(2)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Net pension (income)/postretirement expense for the years ended in December 31 include the following components:

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011	2010

Service cost	$9	$15	$14
Interest cost	255	287	300
Amortization of unrecognized:
Loss/(gain)	(40)	(5)	—

Net (income)/expense	$224	$297	$314

Weighted-average actuarial assumptions (1)
Benefit obligation assumptions:
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase	—%	—%	—%
Pension income/postretirement Expense assumptions:
Discount rate	4.91%	5.51%	5.80%
Rate of compensation increase	—%	—%	—%

(1)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

The discount rate utilized to estimate CTS’ pension and postretirement obligations is based on market conditions at December 31, 2012, and is determined using a model consisting of high quality bond portfolios that match cash flows of the plans’ projected benefit payments based on the plan participants’ service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high quality bonds whose maturity dates match the timing and amount of expected future benefit payments.

The discount rate used to determine 2012 pension income and postretirement expense for CTS’ pension and postretirement plans is based on market conditions at December 31, 2011 and is the interest rate used to estimate interest incurred on the outstanding projected benefit obligations during the period.

CTS utilizes a building block approach in determining the long-term rate of return for plan assets. Historical markets are reviewed and long-term relationships between equities and fixed-income are preserved consistent with the generally accepted capital market principle that assets with higher volatility generate a greater return over the long-term. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established via a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to ensure for reasonableness and appropriateness.

CTS´ pension plan asset allocation at December 31, 2012 and 2011, and target allocation for 2013 by asset category are as follows:

	Target Allocations	Percentage of Plan Assets at December 31,
Asset Category	2013	2012	2011

Equity securities(1)	60%	62%	63%
Debt securities	25%	24%	31%
Other	15%	14%	6%

Total	100%	100%	100%

(1)	Equity securities include CTS common stock in the amounts of approximately 15.6 million (6% of total plan assets) at December 31, 2012 and approximately $13.4 million (5% of total plan assets) at December 31, 2011.

CTS employs a total return on investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and funded status. The investment portfolio primarily contains a diversified mix of equity and fixed-income investments. The equity investments are diversified across U.S. and non-U.S. stocks. Other assets such as private equity are used modestly to enhance long-term returns while improving portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and asset/liability studies at regular intervals.

The following table summarizes the fair values of CTS’ pension plan assets at December 31:

($ in thousands)	2012	2011

Equity securities — U.S. holdings	$143,215	$134,054
Equity securities — Non-U.S. holdings	29,153	28,166
Corporate Bonds	51,009	57,569
Cash and cash equivalents	10,827	11,806
International hedge fund	10,395	—
Debt securities issued by U.S., state and local governments	10,117	17,351
Long-biased hedge fund	9,937	—
Partnerships	6,330	3,586
Mortgage-backed securities	6,139	6,036
Fixed annuities	1,681	1,538
Other asset-backed securities	188	—

Total fair value of plan assets	$278,991	$260,106

The fair values at December 31, 2012 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$143,215	$—	$—	$143,215
Equity securities — Non-U.S. holdings(1)	29,153	—	—	29,153
Corporate Bonds(2)	—	51,009	—	51,009
Cash and cash equivalents(3)	10,827	—	—	10,827
International hedge fund(4)	—	—	10,395	10,395
Debt securities issued by U.S., state and local governments(5)	—	10,117	—	10,117
Long-biased hedge fund(6)	—	—	9,937	9,937
Partnerships(7)	—	—	6,330	6,330
Mortgage-backed securities(8)	—	6,139	—	6,139
Fixed annuity contracts(9)	—	—	1,681	1,681
Other asset-backed securities	—	188	—	188

Total	$183,195	$67,453	$28,343	$278,991

The fair values at December 31, 2011 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$134,054	$—	$—	$134,054
Equity securities — Non-U.S. holdings(1)	28,166	—	—	28,166
Corporate Bonds (2)	—	57,569	—	57,569
Debt securities issued by U.S., state and local governments (5)	—	17,351	—	17,351
Cash and cash equivalents (3)	11,806	—	—	11,806
Mortgage-backed securities (8)	—	6,036	—	6,036
Partnerships (7)	—	—	3,586	3,586
Fixed annuity contracts(9)	—	—	1,538	1,538

Total	$174,026	$80,956	$5,124	$260,106

(1)	Comprised of common stocks in various industries. The Pension Plan fund manager may shift investments from value to growth strategies or vice-versa, from small cap to large cap stocks or vice-versa, in order to meet the Pension Plan’s investment objectives, which are to provide for a reasonable amount of long-term growth of capital without undue exposure to volatility, and protect the assets from erosion of purchasing power.
(2)	Comprised of investment grade securities in various industries.
(3)	Comprised of investment grade short-term investment funds.
(4)	This hedge fund allocates its capital across several direct hedge-fund organizations. This fund invests with hedge funds that employ “non-directional” strategies. These strategies do not require the direction of the markets to generate returns. The majority of these hedge funds generate returns by the occurrence of key events such as bankruptcies, mergers, spin-offs, etc.
(5)	Comprised of investment grade securities that are backed by the U.S., state or local governments.
(6)	The hedge fund manager utilizes fundamental research and invest in equities both long (seeking price appreciation) and short (expectation that the stock will fall) instruments.
(7)	Comprised of partnerships that invest in various U.S. industries.
(8)	Comprised of investment grade securities in which approximately $4.9 million and $4.4 million is backed by the U.S. government for the years ended December 31, 2012 and December 31, 2011, respectively, and the remainder by commercial real estate.
(9)	Comprised of fixed annuity contracts purchased at market value when plan participants retire.

The Pension Plan assets recorded at fair value are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure fair value as discussed below:

•

Level 1:    Fair value measurements that are quoted prices (unadjusted) in active markets that the pension plan trustees have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets.

•

Level 2:    Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. Level 2 inputs include quoted prices for similar assets in active or inactive markets, and inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves that are observable at commonly quoted intervals.

•	Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable.

The table below reconciles the Level 3 international hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized gain	395

Fair value of Level 3 hedge fund assets at December 31, 2012	$10,395

The table below reconciles the Level 3 long-biased hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized loss	(63)

Fair value of Level 3 hedge fund assets at December 31, 2012	$9,937

The hedge fund manager reviews the net asset values of the underlying portfolio of hedge funds and also the hedge fund positions within the portfolio. If the positions cannot be exited within one year these funds are considered level 3 investments within the fair value hierarchy.

The table below reconciles the Level 3 partnership assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 partnership assets at January 1, 2011	$3,585
Capital contributions	548
Net ordinary loss attributable to partnership assets	(13)
Realized and unrealized gain	1,206
Capital distributions	(1,740)

Fair value of Level 3 partnership assets at December 31, 2011	3,586
Capital contributions	3,763
Net ordinary gain attributable to partnership assets	2
Realized and unrealized gain	688
Capital distributions	(1,709)

Fair value of Level 3 partnership assets at December 31, 2012	$6,330

The partnership fund manager uses a market approach in estimating the fair value of the plan’s Level 3 asset. The market approach estimates the fair value by first, determining the entity’s earnings before interest, taxes, depreciation and amortization and then multiplying that value by an estimated multiple. When establishing an appropriate multiple, the fund manager considers recent comparable private company transactions and multiples paid. The entity’s net debt is then subtracted from the calculated amount to arrive at an estimated fair value for the entity. The fund manager’s goal is to provide a conservative estimate of the fair value of such assets and to utilize conservative estimates of multiples used in establishing such fair values.

The fixed annuity contracts were purchased at market value when plan participants retire in order to provide these participants with the pension benefits under the rules of the pension plan. Once purchased, these annuities have no tradable value. Fair value has instead been assessed as the present value, using certain actuarial assumptions, of the stream of expected payments. Accordingly, these fixed annuities are classified as Level 3 under the fair value hierarchy.

The table below reconciles the Level 3 fixed annuity contracts within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 fixed annuity contracts at January 1, 2011	$1,429
Purchases	196
Benefits paid	(104)
Net gain	17

Fair value of Level 3 fixed annuity contracts at December 31, 2011	1,538
Purchases	—
Benefits paid	(106)
Net gain	249

Fair value of Level 3 fixed annuity contracts at December 31, 2012	$1,681

The expected contributions to be made by CTS to the domestic and foreign pension plans during 2013 are $1.0 million and $1.6 million, respectively. The expected contributions to be made by CTS to the other postretirement benefit plan during 2013 are $0.4 million.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($ in thousands)	Domestic Pension Plans	Foreign Pension Plans	Other Postretirement Benefit Plan

2013	$15,759	$433	$361
2014	16,685	585	366
2015	17,369	538	366
2016	17,053	687	362
2017	17,407	545	358
Thereafter	84,886	4,406	1,668

Defined Contribution Plans

CTS sponsors a 401(k) plan that covers substantially all of its U.S. employees. Contributions and costs are generally determined as a percentage of the covered employee’s annual salary. Amounts expensed for the 401(k) plan and the other plans totaled $5.1 million in 2012, $4.5 million in 2011, and $3.5 million in 2010.

Equity-Based Compensation	12 Months Ended
Dec. 31, 2012
Equity-Based Compensation [Abstract]
Equity-Based Compensation

NOTE I — Equity-Based Compensation

At December 31, 2012, CTS had five equity-based compensation plans: the 1996 Stock Option Plan (“1996 Plan”), the 2001 Stock Option Plan (“2001 Plan”), the Nonemployee Directors’ Stock Retirement Plan (“Directors’ Plan”), the 2004 Omnibus Long-Term Incentive Plan (“2004 Plan”), and the 2009 Omnibus Equity and Performance Incentive Plan (“2009 Plan”). All of these plans, except the Directors’ Plan, were approved by shareholders. As of December 31, 2009, additional grants can only be made under the 2004 and 2009 Plans. CTS believes that equity-based awards align the interest of employees with those of its shareholders.

The 2009 Plan, and previously the 1996 Plan, 2001 Plan and 2004 Plan, provide for grants of incentive stock options or nonqualified stock options to officers, key employees, and nonemployee members of CTS’ board of directors. In addition, the 2009 Plan and the 2004 Plan allow for grants of stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, and other stock awards.

The following table summarizes the compensation expense included in the Consolidated Statements of Earnings for the years ending December 31, 2012, 2011, and 2010 relating to equity-based compensation plans:

	Year ended December 31
($ in thousands)	2012	2011	2010
Stock options	$—	$—	$3
Restricted stock units	4,099	3,746	4,032
Total	$4,099	$3,746	$4,035

The total tax benefit related to the equity-based compensation plans recognized in income is approximately $1.6 million for the year ended December 31, 2012 and $1.5 and $1.6 million for the years ended December 31, 2011 and 2010, respectively.

The following table summarizes the status of these plans as of December 31, 2012:

	2009 Plan	2004 Plan	2001 Plan	1996 Plan
Awards originally available	3,400,000	6,500,000	2,000,000	1,200,000
Stock options outstanding		194,300	163,000	35,250
Restricted stock units outstanding	650,575	101,223
Options exercisable		194,300	163,000	35,250
Awards available for grant	2,041,195	262,686

Stock Options

Stock options are exercisable in cumulative annual installments over a maximum 10-year period, commencing at least one year from the date of grant. Stock options are generally granted with an exercise price equal to the market price of the Company’s stock on the date of grant. The stock options generally vest over four years and have a 10-year contractual life. The awards generally contain provisions to either accelerate vesting or allow vesting to continue on schedule upon retirement if certain service and age requirements are met. The awards also provide for accelerated vesting if there is a change in control event.

The Company estimated the fair value of the stock option on the grant date using the Black-Scholes option-pricing model and assumptions for expected price volatility, option term, risk-free interest rate, and dividend yield. Expected price volatilities were based on historical volatilities of the Company’s stock. The expected option term is derived from historical data on exercise behavior. The dividend yield was based on historical dividend payments. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of the status of stock options as of December 31, 2012, and changes during the year then ended, is presented below:

($ in thousands except per share amounts)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2012	728,050	$10.24
Exercised	(203,000)	$8.48
Expired	(62,000)	$11.25
Forfeited	(70,500)	$10.83
Outstanding at December 31, 2012	392,550	$10.91	1.5 years	$241
Exercisable at December 31, 2012	392,550	$10.91	1.5 years	$241

The total intrinsic value of stock options exercised during the years ended December 31, 2012, 2011, and 2010 were $0.3 million, $0.2 million, and $0.03 million, respectively. No stock options were granted during the years ended December 31, 2012, 2011 or 2010.

The total fair value of stock options vested during the year ended December 31, 2010 was approximately $0.1 million. All stock options were vested at December 31, 2010. CTS recognized expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable at 12/31/12	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$7.75 - 11.11	306,250	1.14	$10.04
13.68 - 16.24	86,300	2.74	13.97

Service-Based Restricted Stock Units

Service-based restricted stock units (“RSUs”) entitle the holder to receive one share of common stock for each unit when the unit vests. RSUs are issued to officers, key employees and non-employee directors as compensation. Generally, the RSUs vest over a three-year period.

RSUs granted to non-employee directors vest one month after granted. Upon vesting, the non-employee directors elect to either receive the stock associated with the RSU immediately, or defer receipt of the stock until their retirement from the Board of Directors. The fair value of the RSUs is equivalent to the trading value of the Company’s stock on the grant date.

A summary of the status of RSUs as of December 31, 2012, and changes during the year then ended is presented below:

($ in thousands except per share amounts)	Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	701,449	$9.35
Granted	362,650	9.83
Converted	(273,800)	8.68
Forfeited	(38,501)	9.48
Outstanding at December 31, 2012	751,798	$9.82	8.6 years	$7,992
Convertible at December 31, 2012	216,923	$9.42	20.5 years	$2,306

The weighted-average grant-date fair value of RSUs granted during the years ended December 31, 2012, 2011, and 2010 was $9.83, $11.13, and $8.10, respectively. The total intrinsic value of RSUs converted during the years ended December 31, 2012, 2011, and 2010 was $2.7 million, $3.1 million, and $3.1 million, respectively.

A summary of the nonvested RSUs as of December 31, 2012, and changes during the year then ended, is presented below:

	RSUs	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	517,394	$9.24
Granted	362,650	9.83
Vested	(306,668)	8.61
Forfeited	(38,501)	9.48

Nonvested at December 31, 2012	534,875	9.99

The total fair value of RSUs vested during the years ended December 31, 2012 and 2011 was approximately $2.6 million and $3.0 million, respectively. CTS recorded compensation expense of approximately $2.9 million, $2.4 million and $2.8 million related to service-based restricted stock units during the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, there was $1.9 million of unrecognized compensation cost related to nonvested RSUs. That cost is expected to be recognized over a weighted-average period of 1.3 years. CTS recognizes expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

Performance-Based Restricted Stock Units

On February 2, 2010, CTS granted performance-based restricted stock unit awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 78,000 units in 2012 subject to certification of the 2011 fiscal year results by CTS’ independent auditors. Vesting is dependent upon CTS’ achievement of sales growth targets, and as a result, 49,320 units were awarded and vested.

On February 3, 2011, CTS granted performance-based restricted stock unit awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 53,200 units in 2013 subject to certification of the 2012 fiscal year results by CTS’ independent auditors. Vesting is dependent upon CTS’ achievement of sales growth targets. No awards were awarded as the targets were not met.

On February 8, 2012, CTS granted performance-based restricted stock unit awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 45,850 units in 2014 subject to certification of the 2013 fiscal results by CTS’ independent auditors. Vesting is dependant upon CTS’ achievement of sales growth targets.

On February 8, 2012, CTS granted performance-based restricted stock unit awards for certain executives. Vesting may occur in the range from zero percent to 200% of the target amount of 39,300 units in 2014 subject to certification of the 2013 fiscal year results by CTS’ independent auditors. Vesting is dependent upon CTS’ achievement of certain cash flow targets.

CTS recorded compensation expense of approximately $242,000, $391,000 and $357,000 related to performance-based restricted stock units during the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 there was $578,000 of unrecognized compensation cost related to performance-based restricted stock units. That cost is expected to be recognized over a weighted-average period of 1.0 year.

Market-Based Restricted Stock Units

On July 2, 2007, CTS granted a market-based restricted stock unit award for an executive officer. An aggregate of 25,000 units may be earned in performance years ending in the following three consecutive years on the anniversary of the award date. Vesting may occur in the range from zero percent to 150% of the target award on the end date of each performance period and is tied exclusively to CTS total stockholder return relative to 32 enumerated peer group companies’ total stockholder return rates. The vesting rate will be determined using a matrix based on a percentile ranking of CTS total stockholder return with peer group total shareholder return over a three-year period. During the year ended December 31, 2010, 12,500 units were earned and awarded to the executive officer. There were no units awarded in 2011. On July 2, 2012, 8,334 units were earned and awarded to the executive officer.

On February 2, 2010, CTS granted market-based restricted stock unit awards for certain executives and key employees. Vesting may occur in the range from zero percent to 200% of the target amount of 117,000 units in 2012. Vesting is dependent upon CTS total stockholder return relative to 28 enumerated peer group companies’ stockholder return rates and, as a result, 67,130 units were awarded and vested.

On February 3, 2011, CTS granted market-based restricted stock unit awards for certain executives and key employees. Vesting may occur in the range from zero percent to 200% of the target amount of 79,800 units in 2013. Vesting is dependent upon CTS total stockholder return relative to 28 enumerated peer group companies’ stockholder return rates. On February 11, 2013, 80,940 units were earned and awarded.

On February 8, 2012, CTS granted market-based restricted stock unit awards for certain executives and key employees. Vesting may occur in the range from zero percent to 200% of the target amount of 45,850 units in 2014. Vesting is dependent upon CTS total stockholder return relative to 28 enumerated peer group companies’ stockholder return rates.

CTS recorded compensation expense of approximately $918,000, $952,000 and $852,000 related to market-based restricted stock units during the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was approximately $327,000 of unrecognized compensation cost related to market-based restricted stock units. That cost is expected to be recognized over a weighted average period of 1.0 year.

Stock Retirement Plan

The Directors’ Plan provides for a portion of the total compensation payable to nonemployee directors to be deferred and paid in CTS stock. The Directors’ Plan was frozen effective December 1, 2004. All future grants will be from the 2009 Plan.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

NOTE J — Income Taxes

Earnings before income taxes consist of the following for the years ended December 31:

($ in thousands)	2012	2011	2010
Domestic	$13,708	$3,559	$(1,742)
Non-U.S.	13,234	22,778	29,768
Total	$26,942	$26,337	$28,026

Significant components of income tax provision/(benefit) are as follows for the years ended December 31:

($ in thousands)	2012	2011	2010
Current:
Federal	$437	$247	$(367)
State	534	385	307
Non-U.S.	5,839	3,572	3,471
Total Current	6,810	4,204	3,411
Deferred:
Federal	5,163	(119)	(266)
State	346	(558)	530
Non-U.S.	(5,710)	1,843	2,313

Total Deferred	(201)	1,166	2,577
Total provision for Income Taxes	$6,609	$5,370	$5,988

On January 2, 2013 President Obama signed into law the American Taxpayer Relief Act of 2012 which retroactively extended, among other items, the U.S. research credit and controlled foreign corporation look-through. The company will recognize an estimated $0.8 million discrete tax benefit for these items in the first quarter of 2013.

Significant components of the CTS’ deferred tax assets and liabilities at December 31 are:

($ in thousands)	2012	2011

Postretirement benefits	$2,283	$2,093
Inventory reserves	3,919	2,446
Loss carryforwards	46,944	52,588
Credit carryforwards	14,092	13,700
Nondeductible accruals	7,900	6,787
Research expenditures	26,475	23,702
Prepaid charges	4,280	4,431
Pensions	3,512	1,558
Other	7,974	6,632

Gross deferred tax assets	117,379	113,937

Depreciation	12,313	9,948
Unrealized foreign exchange gain	1,103	1,625
Other	933	993

Gross deferred tax liabilities	14,349	12,566

Net deferred tax assets	103,030	101,371
Deferred tax asset valuation allowance	(13,087)	(14,453)

Total net deferred tax assets	$89,943	$86,918

Current deferred tax assets of $18.8 million and $14.7 million are included as current assets in the Company’s consolidated balance sheets at December 31, 2012 and December 31, 2011, respectively. Long-term deferred tax assets of $73.1 million and $76.2 million are included as other assets in the Company’s consolidated balance sheets at December 31, 2012 and December 31, 2011, respectively.

Current deferred tax liability of $0.1 million and $0.4 million are included as a component of “Other accrued liabilities” at December 31, 2012 and December 31, 2011, respectively. Long-term deferred tax liability of $1.9 million and $3.6 million are included as a component of “Other long-term obligations” on CTS’ consolidated balance sheets at December 31, 2012 and December 31, 2011, respectively. The current/long-term deferred tax assets and current/long-term deferred tax liabilities were not netted since these items relate to different tax jurisdictions.

At the end of each annual reporting period, the Company makes an assessment of the ultimate realizability of its net deferred tax assets, including deferred tax assets associated with accumulated net operating losses in the various jurisdictions in which it operates. In assessing the ultimate realizability of its net deferred tax assets, the Company considers its past performance, available tax strategies, and expected future taxable income during the tax loss and credit carryforward periods.

Generally, the Company assesses that it is more-likely-than-not its net deferred tax assets will be realized during the available carryforward periods. The Company has determined, however, that a valuation allowance of $13.1 million should be provided for certain deferred tax assets. In most cases, the valuation allowances were necessitated by changes in business activity in the underlying jurisdictions, which contributed to the more-likely-than-not conclusion that the deferred tax assets would not be realized. As of December 31, 2012, the $13.1 million valuation allowance includes $6.3 million for certain state net operating loss and credit carryforwards, $5.5 million for foreign tax credit carryforwards, and $1.3 million related to foreign net operating losses. The $1.4 million net decrease in the valuation allowance was primarily due to a $0.5 million decrease associated with the expiration of certain state NOLs, a $0.6 million decrease associated the net change in NOLs associated with current year earnings in countries like Canada, Switzerland and Hong Kong, and a $0.3 million release of Canada valuation allowance based upon an assessment of the future realization of the related deferred tax asset.

The following table reconciles taxes at the United States statutory rate to the effective income tax rate for the years ended December 31:

	2012	2011	2010

Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	2.57%	(0.43)%	1.94%
Non-U.S. income taxed at rates different than the U.S. statutory rate	(2.72)%	(9.22)%	(3.60)%
Benefit of scheduled tax credits	—%	(2.05)%	(1.02)%
Foreign source income	3.02%	—%	—%
Non-U.S. adjustments to valuation allowances	(3.07)%	(0.48)%	(12.31)%
Nontaxable foreign gain	(6.15)%	—%	—%
Change in unrecognized tax benefits	(4.79)%	—%	—%
Other	0.67%	(2.43)%	1.36%
Effective income tax rate	24.53%	20.39%	21.37%

CTS’ overall tax rate reflects tax holidays that CTS’ business operations continue to qualify for in various countries. As a result, certain earnings of CTS are subject to tax at reduced rates for a specified period of time. These tax holidays, unless extended, are scheduled to begin expiring during 2017. During 2012, CTS’ Zhongshan, China manufacturing site applied for a new production and technology based income tax incentive. The application will be reviewed during the first half of 2013. If approved, the Company’s 25% China statutory tax rate will be reduced to 15% for the 2012 through 2014 period.

At December 31, 2012, no provision had been made for U.S. federal and state income taxes on approximately $199 million of foreign earnings, which are expected to be permanently reinvested outside of the United States. Upon distribution of those earnings in the form of dividends or otherwise, the Company would be subject to U.S. income taxes (with a possible adjustment for foreign tax credits), state income taxes, and withholding taxes payable to the various foreign countries. Determination of the amount of unrecognized deferred U.S. tax liability is not practical because of complexities such as net operating loss utilizations, potential foreign tax credits, local restrictions on distributions, and treaty implications associated with the related calculation.

No valuation allowance was recorded in 2012 against the U.S. federal net deferred tax assets including the U.S. federal net operating loss carryforward asset of $31 million expiring in 2021 through 2024. The Company assessed the future realization of these deferred tax assets utilizing taxable income projections for years 2013 through 2021. Those projections applied taxable income estimates consistent with historical earnings patterns of its traditional automotive and electronic component product lines and a return to levels of profitability in its communication component product line consistent with management and independent consensus views of the moderate recovery expected in the markets served by CTS. Management believes that, based upon the historical operating performance of its business units and the successful cost reduction efforts, the Company more-likely-than-not, will realize the benefits of its U.S. net deferred tax assets. To date, CTS has also recorded tax benefits on the net operating losses generated in certain foreign jurisdictions such as China based upon the Company’s ability to generate sufficient taxable income within the carry-forward periods provided in each jurisdiction. If it appears that CTS will not generate such taxable income the Company may need to record a valuation allowance against the related deferred tax asset in a future period.

CTS recognizes the financial statement benefit of a tax position based on its technical merits only after determining that the position would be sustained upon examination, including resolution of any related appeals or litigation. A tax position that meets the “more-likely-than-not” threshold is then measured to determine the amount of benefit recognized in the financial statements. The Company or one of its subsidiaries files income tax returns in the United States (Federal and various states), and foreign jurisdictions. The Company’s open tax years are subject to examination from 2007 through 2011 for all U.S. jurisdictions. The open years for the international tax returns range from 2005 through 2011 based on local statutes. U.S. tax authorities also have the ability to review prior tax years to the extent of net operating losses and tax credit carryforwards. Changes may be applied to any open tax years. CTS has approximately $4.1 million of unrecognized tax benefits, which if recognized, would impact the effective tax rate. The Company does not anticipate any significant changes in its unrecognized tax benefits within the next 12 months as a result of examinations or statute lapses. A reconciliation of the beginning and ending unrecognized tax benefits is provided below:

($ in thousands)	2012	2011

Balance at January 1	$5,279	$4,586
Increase related to current year tax positions	35	88
Increase related to prior year tax positions	182	838
Decrease as a result of lapse of statute of limitations	(881)	(65)
Decrease related to settlements with taxing authorities	(485)	(168)
Balance at December 31	$4,130	$5,279

CTS’ continuing practice is to recognize interest and/or penalties related to income tax matters as income tax expense. However, at the time of adoption and at the year ending December 31, 2012, there were no significant amounts accrued for interest and/or penalties related to uncertain income tax positions.

Treasury Stock	12 Months Ended
Dec. 31, 2012
Treasury Stock [Abstract]
Treasury Stock

NOTE K — Treasury Stock

Common stock held in treasury totaled 21,829,954 shares with a cost of $311.0 million at December 31, 2012 and 20,724,106 shares with a cost of $300.6 million at December 31, 2011. Approximately 8.0 million shares are available for future issuances.

In May 2008, CTS’ Board of Directors authorized a program to repurchase up to one million shares of its common stock in the open market at a maximum price of $13 per share. The authorization had no expiration. Reacquired shares will be used to support equity-based compensation programs and for other corporate purposes. 574,153 shares and 403,347 shares were repurchased under this program in 2012 and 2011, respectively. This repurchase program was completed in July 2012. No shares were repurchased under this program in 2010.

In August 2012, CTS’ Board of Directors authorized a program to repurchase up to one million shares of its common stock in the open market at a maximum price of $13 per share. The authorization has no expiration. Reacquired shares will be used to support equity-based compensation programs and for other corporate purposes. During 2012, 531,695 shares were repurchased under this program.

Segments	12 Months Ended
Dec. 31, 2012
Segments [Abstract]
Segments

NOTE L — Segments

CTS reportable segments are grouped by entities that exhibit similar economic characteristics and the segment’s reporting results are regularly reviewed by CTS’ chief operating decision maker to make decisions about resources to be allocated to these segments and to evaluate the segment’s performance. CTS has two reportable segments: 1) Components and Sensors and 2) Electronics Manufacturing Services (“EMS”).

Components and sensors are products that perform specific electronic functions for a given product family and are intended for use in customer assemblies. Components and sensors consist principally of automotive sensors and actuators used in commercial or consumer vehicles; electronic components used in communications infrastructure and computer markets; terminators, including ClearONE™ terminators, used in computer and other high speed applications, switches, resistor networks and potentiometers used to serve multiple markets; and fabricated piezo-electric materials and substrates used primarily in medical, computer and industrial markets.

EMS includes the higher level assembly of electronic and mechanical components into a finished subassembly or assembly performed under a contract manufacturing agreement with an Original Equipment Manufacturer (“OEM”) or other contract manufacturer. Additionally, for some customers, CTS provides full turnkey manufacturing and completion including design, bill-of-material management, logistics, and repair.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Management evaluates performance based upon segment operating earnings before interest expense, interest income, other non-operating income/(expense), and income tax expense.

Summarized financial information concerning CTS’ reportable segments for the years ended December 31, 2012, 2011, and 2010 is shown in the following table:

($ in thousands)	Components and Sensors	EMS	Total
2012
Net sales to external customers	$304,481	$272,437	$576,918
Segment operating earnings before corporate and shared services charges	$42,611	$16,342	$58,953
Corporate and shared services charges	(16,483)	(7,246)	(23,729)
Segment operating earnings(1)	$26,128	$9,096	$35,224
Total assets	$443,271	$117,905	$561,176
Depreciation and amortization	13,542	6,073	19,615
Capital expenditures	10,884	2,580	13,464
Capital expenditure to replace property damaged in casualties	—	2,859	2,859

2011
Net sales to external customers	$279,857	$308,649	$588,506
Segment operating earnings before corporate and shared services charges	$36,595	$13,682	$50,277
Corporate and shared services charges	(15,239)	(6,660)	(21,899)
Segment operating earnings(2)	$21,356	$7,022	$28,378
Total assets	$329,624	$151,191	$480,815
Depreciation and amortization	12,077	5,471	17,548
Capital expenditures	9,919	5,655	15,574
Capital expenditure to replace property damaged in casualties	—	4,733	4,733

2010
Net sales to external customers	$282,860	$269,781	$552,641
Segment operating earnings before corporate and shared services charges	$48,014	$5,929	$53,943
Corporate and shared services charges	(16,661)	(7,742)	(24,403)
Segment operating earnings/(loss)/	$31,353	$(1,813)	$29,540
Total assets	$335,719	$146,865	$482,584
Depreciation and amortization	11,633	5,932	17,565
Capital expenditures	11,091	2,180	13,271

(1)	Components and Sensors segment’s operating earnings of $26,128 includes $10,334 of gain on sale-leaseback recorded at a foreign location. EMS segment’s operating earnings of $9,096 includes $1,769 of insurance recovery for property damage related to the flood at CTS Thailand’s manufacturing facility.

(2)	EMS segment’s operating earnings of $7,022 include $6,067 of insurance recovery for property damage related to the fire at CTS Scotland’s manufacturing facility.

Reconciling information between reportable segments’ operating earnings and CTS’ consolidated earnings before income taxes is shown in the following table:

	Year ended December 31,
($ in thousands)	2012	2011	2010
Total segment operating earnings	$35,224	$28,378	$29,540
Restructuring and restructuring-related charges — Components and Sensors	(4,501)	(2,649)	(1,010)
Restructuring and restructuring-related charges — EMS	(4,035)	(489)	(687)
Interest expense	(2,564)	(2,119)	(1,074)
Interest income	1,725	1,257	385
Other income	1,093	1,959	872

Earnings before income taxes	$26,942	$26,337	$28,026

Financial information relating to CTS’ operations by geographic area was as follows:

	Year ended December 31,
($ in thousands)	2012	2011	2010
Net Sales
United States	$361,307	$367,971	$310,569
Singapore	14,458	15,195	19,365
United Kingdom	43,268	43,688	38,707
China	74,148	79,663	86,487
Canada	39,186	34,094	45,097
Czech Republic	20,213	26,014	28,743
Other non-U.S.	24,338	21,881	23,673

Consolidated net sales	$576,918	$588,506	$552,641

Sales are attributed to countries based upon the origin of the sale.

	Year ended December 31,
($ in thousands)	2012	2011	2010
Long-Lived Assets
United States	$45,957	$30,363	$28,838
China	34,615	34,904	34,832
United Kingdom	2,669	7,153	5,028
Singapore	1,111	3,877	3,630
Canada	563	605	948
Taiwan	1,764	2,105	2,339
Thailand	5,839	3,625	2,219
Switzerland	714	1,721	—
Other non-U.S	493	507	379

Consolidated long-lived assets	$93,725	$84,860	$78,213

Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
Contingencies

NOTE M — Contingencies

Certain processes in the manufacture of CTS’ current and past products create hazardous waste by-products as currently defined by federal and state laws and regulations. CTS has been notified by the U.S. Environmental Protection Agency, state environmental agencies and, in some cases, generator groups, that it is or may be a potentially responsible party regarding hazardous waste remediation at several non-CTS sites. In addition to these non-CTS sites, CTS has an ongoing practice of providing reserves for probable remediation activities at certain of its manufacturing locations and for claims and proceedings against CTS with respect to other environmental matters. In the opinion of management, based upon past experience and presently available information relating to all such matters, either adequate provision for probable costs has been made, or the ultimate costs resulting will not materially affect the consolidated financial position, results of operations, or cash flows of CTS.

CTS manufactures accelerator pedals for a number of automobile manufacturers, including subsidiaries of Toyota Motor Corporation (“Toyota”). In January 2010, Toyota initiated a recall of a substantial number of vehicles in North America containing pedals manufactured by CTS. The pedal recall and associated events have led to the Company being named as a co-defendant with Toyota in certain litigation. In February 2010, CTS entered into an agreement with Toyota whereby Toyota agreed that it will indemnify, defend, and hold the Company harmless from, and the parties will cooperate in the defense of, third-party civil claims and actions that are filed or asserted in the United States or Canada and that arise from or relate to alleged incidents of unintended acceleration of Toyota and Lexus vehicles. The limited exceptions to indemnification restrict CTS’ share of any liability to amounts collectable from its insurers.

Certain other claims are pending against CTS with respect to matters arising out of the ordinary conduct of the Company’s business. These claims, in the opinion of management, based upon past experience and presently available information, either adequate provision for anticipated costs has been reserved or the ultimate anticipated costs will not materially affect CTS’ consolidated financial position, results of operations, or cash flows.

Scotland EMS Manufacturing Facility Fire

During the second quarter of 2011, a fire occurred at our Scotland EMS manufacturing facility. The fire damaged approximately $1.6 million of inventory and $0.2 million of machinery and equipment at net book value. Property insurance coverage with a $0.1 million deductible had substantially covered the costs of repairing and/or replacing the damaged inventory and machinery and equipment. Business interruption insurance had substantially covered the lost sales impact and related fixed costs in 2011. Consequently, as of December 31, 2011, CTS wrote-off approximately $0.2 million of net book value of machinery and equipment and $1.6 million of inventory; and recorded to other receivable $3.1 million of other recoverable costs and $0.5 million of recoverable building restoration costs. The total fire-related other receivable was approximately $0.1 million as of December 31, 2011 and was included in Other Current Assets in CTS’ Consolidated Balance Sheets.

As a result of the insurance coverage, in 2011, CTS recovered approximately $11.7 million from our insurance carriers. Out of the $11.7 million recovered, approximately $3.1 million was for business interruption and the remaining $8.6 million was for the replacement of damaged property. CTS recorded a recovery of approximately $2.7 million for business interruption and a recovery of $6.1 million for property damage in CTS’ Consolidated Statements of Earnings for the year ended December 31, 2011.

In 2012, CTS recovered approximately $1.1 million from the Company’s insurance carriers and recorded a recovery of $0.9 million in CTS’ Consolidated Statements of Earnings for the year ended December 31, 2012 for business interruption, after deducting $0.1 million for certain expenses and relieving the insurance receivable of approximately $0.1 million at December 31, 2011. These recoveries reflect the final settlement with CTS’ insurance carrier.

Thailand EMS Manufacturing Facility Flood

During the fourth quarter of 2011, CTS’ Thailand EMS manufacturing facility was flooded. The flood damaged approximately $0.8 million of inventory and $0.5 million of fixed assets. CTS also incurred approximately $2.5 million of fixed costs at this facility. Local property insurance covered the costs of repairing and/or replacing the damaged inventory and machinery and equipment. CTS also have business interruption insurance under these policies that covers the lost sales impact and fixed costs. The maximum amount covered under the local insurance policy was approximately $2.4 million. CTS also have a secondary global insurance policy that covered costs not covered by the local policy for up to approximately $25 million with a deductible of $250,000.

In 2011, the insurance carrier for the local policy indicated that CTS was to be reimbursed for the maximum amount of $2.4 million. Consequently, CTS wrote off $0.5 million of inventory and $0.5 million of fixed assets to an insurance receivable and recorded a business interruption receivable of $1.4 million for fixed costs incurred. The remaining $1.1 million of fixed costs was recorded as a charge to Cost of Goods Sold in the Consolidated Statements of Earnings for the year ended December 31, 2011.

In 2012, CTS received cash of approximately $24.6 million from the Company’s insurance carriers. Included in this amount were approximately $21.5 million for business interruption and the remaining $3.1 million for reimbursement of costs related to property damage. Part of this cash received was to relieve the insurance receivable balance of $2.4 million recorded at December 31, 2011.

Accordingly, CTS recorded a recovery of approximately $20.0 million for business interruption and $1.8 million for property damage in CTS’ consolidated statements of Earnings for the year ended December 31, 2012. These recoveries reflect the final settlement with CTS’ insurance carrier.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases

NOTE N — Leases

CTS incurred rent expense of approximately $6.7 in 2012, $7.0 million in 2011, and $6.9 million in 2010. The future minimum lease payments under the Company’s lease agreements are $6.2 million in 2013, $5.0 million in 2014, $4.3 million in 2015, $2.3 million in 2016, $1.6 million in 2017, and $5.2 million thereafter. Future sub-lease income is $0.1 million in 2013 and 2014. Some of CTS’ operating leases include renewal options and escalation clauses.

In the fourth quarter of 2012, one of CTS’ foreign locations entered into a sale-leaseback transaction. Accordingly, CTS recorded a gain of approximately $10.3 million and deferred approximately $4.5 million of gain that will be amortized over the next six years.

Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Restructuring Charges

NOTE O — Restructuring Charges

In December 2010, CTS implemented a restructuring plan to realign and consolidate certain operations for the purpose of improving its cost structure. The implementation of this plan resulted in the elimination of approximately 80 positions and the write-off of certain inventory and long-lived assets during the fourth quarter of 2010. The implementation was substantially completed by the end of December 2010.

The following table displays the planned restructuring and restructuring-related charges associated with the restructuring plan as well as a summary of the actual costs incurred through December 31, 2010:

($ in millions) December 2010 Plan	Planned Costs	Actual Incurred Through December 31, 2010
Workforce reduction	$1.3	$1.3
Asset impairments	0.3	0.1

Restructuring charge	1.6	1.4

Other costs	0.3	0.3

Restructuring-related costs	0.3	0.3

Total restructuring and restructuring-related costs	$1.9	$1.7

Of the $1.9 million planned restructuring costs, $1.1 million relates to the Components and Sensors segment and $0.8 million relates to EMS. Of the restructuring and restructuring-related costs incurred, $1.0 million relates to the Components and Sensors segment and $0.7 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings and the restructuring-related costs are included in cost of goods sold.

The following table displays the restructuring reserve activity related to the implementation of this restructuring plan:

($ in millions) December 2010 Plan
Restructuring liability at January 1, 2010	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.3
Cost paid	(1.3)
Restructuring liability at December 31, 2011	$—

During April 2011, CTS initiated certain restructuring actions to reorganize certain operations to further improve its cost structure. These actions resulted in the elimination of approximately 30 positions. The following table displays the planned restructuring and restructuring-related charges with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) April 2011 Plan	Planned Costs	Actual incurred through December 31, 2011
Workforce reduction	$0.8	$0.7
Total restructuring charge	$0.8	$0.7

Of the restructuring charges incurred, $0.5 million relates to the Components and Sensors segment and $0.2 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings. These restructuring actions ended in the second quarter of 2011.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) April 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	0.7

Cost paid	(0.7)

Restructuring liability at December 31, 2011	$—

In October 2011, CTS announced plans to realign certain manufacturing operations and eliminate approximately 100 net positions during the fourth quarter of 2011. As of December 31, 2011, the realignment plans were substantially complete.

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) October 2011 Plan	Planned Costs	Actual Incurred Through December 31, 2011
Workforce reduction	$2.2	$2.2
Restructuring charge	2.2	2.2
Equipment relocation	0.2	0.2
Restructuring-related costs	0.2	0.2
Total restructuring and restructuring-related costs	$2.4	$2.4

Of the restructuring and restructuring-related costs incurred, $2.1 million relates to the Components and Sensors segment and $0.3 million relates to the EMS segment. Restructuring charges are reported on a separate line on the Consolidated Statements of Earnings and the restructuring-related costs are included in cost of goods sold. Restructuring actions were substantially completed at December 31, 2011.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) October 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges	2.2

Cost paid	(2.2)
Restructuring liability at December 31, 2012	$—

During June 2012, CTS initiated certain restructuring actions to reorganize certain operations to further improve its cost structure. These actions resulted in the elimination of approximately 250 positions. These actions were substantially completed by the middle of the fourth quarter of 2012. The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2012:

($ in millions) June 2012 Plan	Planned Costs	Actual Incurred Through December 31, 2012
Workforce reduction	$2.1	$2.0
Asset impairment charge	1.2	1.4
Other charge	0.1	0.2
Restructuring and impairment charges	$3.4	$3.6
Inventory write-down	$0.6	$0.7
Equipment relocation	0.5	0.3
Other charges	0.5	0.6
Restructuring-related charges	$1.6	$1.6
Total restructuring and restructuring-related charges	5.0	5.2

Of the restructuring and restructuring-related charges incurred, $2.1 million relates to the Components and Sensors segment and $3.1 million relates to the EMS segment. Restructuring and impairment charges are reported on a separate line on the Consolidated Statements of Earnings. Restructuring-related charges are reported as a component of Cost of Goods Sold on the Consolidated Statements of Earnings.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) June 2012 Plan
Restructuring liability at April 1, 2012	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	3.1

Cost paid	(3.0)

Restructuring liability at December 31, 2012	$0.1

Included in the restructuring activities discussed above, CTS consolidated its operations from the United Kingdom (“UK”) EMS manufacturing facility and the Tucson, AZ Components and Sensors facility into other facilities. The EMS operations at the UK EMS facility were transferred to CTS’ EMS facilities located in Londonderry, New Hampshire and Matamoros, Mexico. The Components and Sensors operations at the Tucson, AZ facility were transferred to CTS’ Components and Sensors facility located in Albuquerque, New Mexico.

During December of 2012, CTS further realigned its operations to suit the business needs of the Company. These realignment actions will result in the elimination of approximately 190 positions. These actions are expected to be substantially complete by the end of the first quarter of 2013. The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2012:

($ in millions) December 2012 Plan	Planned Costs	Actual incurred through December 31, 2012
Workforce reduction	$1.7	$1.4
Asset impairment charge	1.1	1.1
Other charge	0.3	0.3
Restructuring and impairment charges	$3.1	$2.8
Inventory write-down	$0.5	$0.5
Equipment relocation	0.1	—
Other charges	0.4	0.1
Restructuring-related charges	$1.0	$0.6
Total restructuring and restructuring-related charges	4.1	3.4

Of the restructuring and restructuring-related charges incurred, $2.4 million relates to the Components and Sensors segment and $1.0 million relates to the EMS segment. Restructuring and impairment charges are reported on a separate line on the Consolidated Statements of Earnings. Restructuring-related charges are reported as a component of Cost of Goods Sold on the Consolidated Statements of Earnings.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) December 2012 Plan
Restructuring liability at October 1, 2012	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.8

Cost paid	(0.2)
Restructuring liability at December 31, 2012	$1.6

Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE P — Quarterly Financial Data

Quarterly Results of Operations

(Unaudited)

($ in thousands)	Net Sales	Gross Margins	Operating Earnings	Net Earnings	Earnings per Share - Basic	Earnings per Share - Diluted
2012
4th quarter	$138,298	$26,801	$12,239	$8,832	$0.26	$0.25
3rd quarter	137,357	26,594	6,804	5,917	0.17	0.17
2nd quarter	154,294	25,938	5,713	3,301	0.10	0.10
1st quarter	146,969	22,049	1,932	2,283	0.07	0.07
2011
4th quarter	$143,999	$25,838	$7,200	$5,856	$0.17	$0.16
3rd quarter	146,070	27,460	7,754	5,863	0.17	0.17
2nd quarter	146,919	27,391	4,527	4,132	0.12	0.12
1st quarter	151,518	29,160	5,759	5,116	0.15	0.15

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		Additions
	Balance at Beginning of Period	Charged/ (Credit) to Expense	Charged to Other Accounts	Deductions	Balance at End of Period
	(In thousands of dollars)
Year ended December 31, 2012
Allowance for doubtful accounts	$1,100	$(314)	$25	$—	$811
Year ended December 31, 2011
Allowance for doubtful accounts	$1,269	$(52)	$—	$(117)	$1,100
Year ended December 31, 2010:
Allowance for doubtful accounts	$2,119	$(733)	$—	$(117)	$1,269

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Business

Business: CTS Corporation (“CTS” or the “Company”) is a global manufacturer of electronic components and sensors and a supplier of electronic manufacturing services. The Company designs, manufactures, assembles, and sells a broad line of electronic components and sensors and provides electronic manufacturing services primarily to original equipment manufacturers (“OEMs”). CTS operates manufacturing facilities located throughout North America, Asia and Europe and services major markets globally.

Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of CTS and its wholly-owned subsidiaries. Refer to Note B, “Acquisitions,” for a discussion of the acquisitions made by CTS. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity within the accounting principles generally accepted in the United States of America (“U.S”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Foreign Currencies

Foreign Currencies: The financial statements of CTS’ non-U.S. subsidiaries, except the United Kingdom (“U.K.”) subsidiary, are remeasured into U.S. dollars using the U.S. dollar as the functional currency with all remeasurement adjustments included in the determination of net earnings. CTS’ Consolidated Statements of Earnings include approximately $0.8 million of foreign currency gain for the year ended December 31, 2012, $1.6 million of foreign currency gain for the year ended December 31, 2011 and $0.7 million of foreign currency gain for the year ended December 31, 2010.

The assets and liabilities of CTS’ U.K. subsidiary are translated into U.S. dollars at the current exchange rate at period end, with resulting translation adjustments made directly to the “accumulated other comprehensive earnings/(loss)” component of shareholders’ equity. Consolidated Statement of Earnings accounts are translated at the average rates during the period.

Comprehensive Earnings/(Loss)

Comprehensive Earnings/(Loss): The components of comprehensive earnings/(loss) for CTS include foreign currency translation adjustments, unrecognized pension gains/(losses) and prior service costs, unrealized loss on cash flow hedges and net earnings, and are reported in the “Consolidated Statements of Accumulated Other Comprehensive Earnings/(Loss).”

Revenue Recognition

Revenue Recognition: Substantially all of CTS’ revenues are from product sales. CTS recognizes revenue from product sales when title transfers, the risks and rewards of ownership have been transferred to the customer, the sales price is fixed or determinable and collection of the related receivable is probable, which is generally at the time of shipment. The Company has agreements with certain distributors that provide limited rights of return within a limited time and protection against price reductions initiated by the Company. The effect of these programs is estimated based on historical experience and current economic conditions and provisions are recorded at the time of shipment. CTS customers typically have a right to return products that they consider to be defective. Revenue is recorded net of estimated returns of products, based on management’s analysis of historical returns, current economic trends and changes in customer demands. All fees billed to the customer for shipping and handling is classified as a component of net sales. All costs associated with shipping and handling is classified as a component of cost of sales. Provisions for returns and other adjustments are provided for in the same period the related sales are recorded based on experience and other relevant factors. CTS classifies sales taxes on a net basis in its consolidated financial statements.

Concentration of Credit Risk

Concentration of Credit Risk: Trade receivables subject CTS to the potential for credit risk with major customers. CTS sells its products to customers principally in the automotive, communications, computer, medical, industrial, and defense and aerospace markets, primarily in North America, Europe, and Asia. CTS performs ongoing credit evaluations of its customers to minimize credit risk. CTS does not require collateral. The allowance for doubtful accounts is based on management’s estimates of the collectability of its accounts receivable after analyzing historical bad debts, customer concentrations, customer credit worthiness, and current economic trends. Uncollectible trade receivables are charged against the allowance for doubtful accounts when all reasonable efforts to collect the amounts due have been exhausted. Sales to any customer did not exceed 10% of total net sales for the years ended December 31, 2012, December 31, 2011 and December 31, 2010. Significant sales to a single customer expose CTS to a concentration of credit risk. Management, however, believes the likelihood of incurring material losses due to concentration of credit risk is remote.

Research and Development

Research and Development: Research and development (“R&D”) costs include expenditures for planned search and investigation aimed at discovery of new knowledge to be used to develop new products or processes or to significantly enhance existing products or production processes. Research and development costs also include the implementation of the new knowledge through design, testing of product alternatives or construction of prototypes. CTS expenses all research and development costs as incurred, net of customer reimbursements for sales of prototype and non-recurring engineering charges.

CTS creates prototypes and tools related to R&D projects. A prototype is defined as a non-production intent constructed product. CTS also incurs engineering costs related to R&D activities. Such costs are incurred to support such activities to improve the reliability, performance and cost-effectiveness of our existing products and to design and develop innovative products that meet customer requirements for new applications. Furthermore, CTS may engage in activities that develop tooling machinery and equipment for its customers.

CTS may, from time to time, partially recover costs related to these activities from the customer. Any reimbursements received from customers are netted against such costs. The total amount received for the years ended December 31, 2012, 2011 and 2010 are $3.2 million, $2.5 million and $2.2 million, respectively.

Earnings Per Share

Earnings Per Share: Basic earnings per share excludes any dilution and is computed by dividing net earnings available to common shareholders by the weighted-average number of common shares outstanding for the period.

Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock resulted in the issuance of common stock that shared in CTS’ earnings. Diluted earnings per share is calculated by adding all potentially dilutive shares to the weighted average number of common shares outstanding for the numerator. If the common stock equivalents have an anti-dilutive effect, they are excluded from the computation of diluted earnings per share. Refer also to Note D, “Earnings Per Share.”

Equity-Based Compensation

Equity-Based Compensation: CTS recognizes expense related to the fair value of equity-based compensation awards in the Consolidated Statements of Earnings. CTS had stock options and restricted stock units outstanding at December 31, 2012. Refer to Note I, “Equity-Based Compensation,” for further discussion.

The Company estimates the fair value of stock option awards on the date of grant using the Black-Scholes option-pricing model. A number of assumptions are used by the Black-Scholes option-pricing model to compute the grant date fair value, including expected price volatility, option term, risk-free interest rate, and dividend yield. These assumptions are established at each grant date based upon current information at that time. Expected volatilities are based on historical volatilities of the Company’s stock. The expected option term is derived from historical data on exercise behavior. Different expected option terms result from different groups of employees exhibiting different behavior. The dividend yield is based on historical dividend payments. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve at the time of grant. The fair value of awards that are ultimately expected to vest is recognized as expense over the requisite service periods in the Consolidated Statements of Earnings.

The grant date fair values of our service-based and our performance-based restricted stock units (“RSUs”) are the closing prices of our stock on the date of grant. The grant date fair value of our market-based RSU is determined by using a simulation or Monte Carlo approach. Under this approach, stock returns from comparative group companies are simulated over the performance period, considering both stock returns volatility and the correlation of returns. The simulated results are then used to estimate the future payout based on the performance/payout relationship established by the conditions of the award. The future payout is discounted to the measurement date using the risk-free interest rate.

Both CTS’ stock options and restricted stock units primarily have a graded-vesting schedule. CTS recognizes expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

Cash and Cash Equivalents

Cash and Cash Equivalents: CTS considers all highly liquid investments with maturities of three months or less from the purchase date to be cash equivalents. Cash includes cash held in domestic and foreign bank accounts. Deposits with these banks exceed the amount of insurance provided on such deposits; however, the deposits typically may be redeemed upon demand and, therefore, bear minimal risk.

Inventories	Inventories: Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method.
Income Taxes

Income Taxes: Deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax bases of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, CTS considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income and available tax planning strategies. If tax regulations, operating results or the ability to implement tax planning and strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on a “more-likely-than-not” criteria.

The Company recognizes the benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. Refer to Note J, “Income Taxes.”

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed over the estimated useful lives of the assets using the straight-line method. Depreciation on leasehold improvements is computed over the shorter of the useful lives of the improvements or the lease term. Useful lives for buildings and improvements range from 10 to 45 years. Machinery and equipment useful lives range from three to eight years. Amounts expended for maintenance and repairs are charged to expense as incurred. Upon disposition, any related gains or losses are included in operating earnings. Depreciation expense was $16.6 million, $14.9 million and $15.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

CTS assesses the carrying value of long-lived assets and the remaining useful lives whenever events or changes in circumstances indicate an impairment may have occurred. If the undiscounted future cash flows expected to result from the use of the related assets are less than the carrying value of such assets, an impairment charge may be required to reduce the carrying value of the long-lived assets to fair value. Refer to Note C, “Fair Value Measurements,” for further discussion.

Retirement Plans

Retirement Plans: CTS has various defined benefit and defined contribution retirement plans. CTS’ policy is to annually fund the defined benefit pension plans at or above the minimum required by law. CTS (1) recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in the Company’s statement of financial position; (2) recognizes the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit/cost as a component of other comprehensive income; and (3) measures defined benefit plan assets and obligations as of the date of the employer’s fiscal year-end statement of financial position. Refer to Note H, “Retirement Plans.”

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets: CTS does not amortize goodwill, but tests it for impairment annually and when an impairment triggering event occurs using a fair value approach at the reporting unit level. A reporting unit is the operating segment, or a business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by senior management. However, components are aggregated as a single reporting unit if they have similar economic characteristics. No impairment was recorded for the years ended December 31, 2012, 2011 and 2010.

CTS does not amortize indefinite-lived intangibles, but tests it for impairment annually and when an impairment triggering event occurs using a fair value approach at the reporting unit level. For the year ended December 31, 2012, CTS wrote-off $30,000 of in-process research and development costs to the Consolidated Statements of Earnings as the in-process research and development costs related to that project was eliminated.

Generally, CTS amortizes the cost of other finite-lived intangibles over a straight-line basis using their estimated useful lives except for the cost of customer list intangibles acquired in the Tusonix, Inc. (“Tusonix”), Orion Manufacturing Inc. (“Orion”), Fordahl S.A. (“Fordahl”), Valpey-Fisher Corporation (“Valpey-Fisher”) and D&R Technologies (“D&R”) acquisitions, which are amortized using a double-declining balance method over their estimated useful lives. CTS assesses useful lives based on the period over which the asset is expected to contribute to CTS’ cash flows. CTS reviews the carrying value of its intangible assets whenever events or changes in circumstances indicate an impairment may have occurred. If impaired, the asset is written down to fair value based on either discounted cash flows or appraised values. Refer to Note E, “Intangible Assets,” and Note C, “Fair Value Measurements,” for further discussion.

Financial Instruments

Financial Instruments: CTS’ financial instruments consist primarily of cash, cash equivalents, trade receivables and payables, and obligations under short-term notes payable, long-term debt, and interest rate swaps. CTS’ long-term debt consists of a revolving credit facility. The carrying values for cash and cash equivalents, and trade receivables and payables and short-term notes payable approximate fair value based on the short-term maturities of these instruments. CTS estimated the fair value of its long-term debt to be $153.5 million, which approximates its carrying value. There is a ready market for CTS’ revolving credit debt and is classified within Level 2 of the fair value hierarchy as the market is not deemed to be active. The fair value of CTS’ interest rate swaps were measured using a market approach which uses current industry information. There is a readily determinable market and these swaps are classified within level 2 of the fair value hierarchy. Refer to Note C, “Fair Value Measurements,” for further discussion.

Amortization of Debt Issue Costs

Amortization of Debt Issue Costs: CTS had debt issue costs related to the Company’s long-term debt that are being amortized using the straight-line method over the life of the debt or, for convertible debt, the period until the debt is first convertible into common stock. Amortization expense totaled $0.3 million in 2012, $0.2 million in 2011, and $0.1 million in 2010 and is included in interest expense in the accompanying Consolidated Statements of Earnings.

Treasury Stock

Treasury Stock: CTS uses the cost method to account for its common stock repurchases. CTS purchased 1,105,848 and 403,347 shares of its common stock for approximately $10.4 and $3.6 million during the years ended December 31, 2012 and 2011, respectively. Refer to Note K, “Treasury Stock,” for further discussion.

Reclassifications	Reclassifications: Certain reclassifications have been made for the periods presented in the consolidated financial statements to conform to the classifications adopted in 2012.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

ASU 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment”

In July 2012, the FASB issued Accounting Standards Update 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”), which amends the guidance in Accounting Standards Codification Topic 350-30 “Intangibles – Goodwill and Other – General Intangibles Other than Goodwill” (“ASC 350-30”) on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more-likely-than-not impaired, the entity would not need to calculate the fair value of the asset. The ASU does not revise the requirement to test indefinite-lived intangible assets annually for impairment. These provisions are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, although early adoption is permitted. The provisions of ASU 2012-02 do not have a material impact on CTS’ consolidated financial statements.

ASU 2013-02, “Reporting of Amounts Out of Accumulated Other Comprehensive Income”

In February 2013, the FASB issued Accounting Standards Update 2013-02, “Reporting of Amounts Out of Accumulated Other Comprehensive Income,” which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. These provisions are effective for fiscal years beginning after December 15, 2012. The provisions of ASU 2013-02 do not have a material impact on CTS consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Components of accumulated other comprehensive earnings/(loss)

The table below shows the components of accumulated other comprehensive earnings/(loss) at December 31:

($ in thousands)	2012	2011

Accumulated translation, net of tax	$1,219	$(90)
Unrealized loss on cash flow hedges, net of tax	(980)	—
Unrecognized amounts relating to benefit plans, net of tax:
Net loss	(120,164)	(114,010)
Prior service costs	(679)	(1,046)

Accumulated other comprehensive loss	$(120,604)	$(115,146)

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Valpey-Fisher [Member]
Business Acquisition [Line Items]
Summary of the estimated fair values of the assets acquired and the liabilities assumed

The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Fair Values
($ in thousands)	At January 23, 2012

Current assets	$9,530
Property, plant and equipment	6,231
Goodwill	7,665
Amortizable intangible assets	2,420
In-process research and development	400
Other assets	231

Fair value of assets acquired, including $3,578 cash acquired	26,477
Less fair value of liabilities acquired	(8,210)

Net assets acquired	18,267
Cash acquired	(3,578)

Net cash paid	$14,689

Summary of net sales and earnings before income taxes

The following table summarizes the net sales and earnings before income taxes of Valpey-Fisher that is included in CTS’ Condensed Consolidated Statements of Earnings since the acquisition date, January 23, 2012, which is included in the consolidated statement of earnings for the twelve months ended December 31, 2012:

($ in thousands)	December 31, 2012

Net Sales	$15,191
Earnings before income taxes	$1,123

Summary of pro-forma net sales and earnings before income taxes

The following table summarizes the combined net sales and earnings before income taxes of CTS and Valpey-Fisher on a pro forma basis as if the acquisition date had occurred on January 1, 2011:

($ in thousands)	December 31, 2012 (Unaudited Proforma)	December 31, 2011 (Unaudited Proforma)

Net Sales	$578,034	$603,918
Earnings before income taxes	$27,603	$25,548

D And R Technology [Member]
Business Acquisition [Line Items]
Summary of the estimated fair values of the assets acquired and the liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed at the date of acquisition:

Estimated Fair Values
($ in thousands)	At December 21, 2012

Current assets	$14,099
Property, plant and equipment	8,635
Goodwill	28,185
Amortizable intangible assets	16,873
In-process research and development	500
Other assets	678

Fair value of assets acquired	68,970
Less fair value of liabilities acquired	(5,470)

Net cash paid	$63,500

Summary of net sales and earnings before income taxes

The following table summarizes the net sales and earnings before income taxes of D&R that is included in CTS’ Condensed Consolidated Statements of Earnings since the acquisition date, December 21, 2012, which is included in the consolidated statement of earnings for the twelve months ended December 31, 2012:

($ in thousands)	December 31, 2012

Net Sales	$280
Loss before income taxes	$(1,168)

Summary of pro-forma net sales and earnings before income taxes

The following table summarizes the combined net sales and earnings before income taxes of CTS and D&R on a pro forma basis as if the acquisition date had occurred on January 1, 2011:

($ in thousands)	December 31, 2012 (Unaudited Proforma)	December 31, 2011 (Unaudited Proforma)

Net Sales	$626,784	$636,602
Earnings before income taxes	$29,506	$26,586

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Non-financial assets measured and recorded at fair value on a non-recurring

The table below summarizes the non-financial assets that were recorded as of December 31, 2012 and the losses recorded during the period ended December 31, 2012 on those assets:

($ in thousands) Description	Carrying Value at December 31, 2012	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2012
Goodwill	$36,350	$—	$—	$36,350	$—
Intangible assets, other than goodwill	$46,901	$—	$—	$46,901	—
Long-lived assets	$93,725	$—	$—	$93,725	(2,538)

Table reconciles goodwill

The following table reconciles the beginning and ending balances of CTS’ goodwill for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Components and Sensors	EMS	Total

Balance at January 1, 2011	$—	$500	$500
2011 activity	—	—	—

Balance at December 31, 2011	—	500	500
Goodwill recorded in Valpey-Fisher acquisition — Note B, “Acquisitions”	7,665	—	7,665
Goodwill recorded in D&R acquisition — Note B, “Acquisitions”	28,185	—	28,185

Balance at December 31, 2012	$35,850	$500	$36,350

Table reconciles intangible assets, other than goodwill

The following table reconciles the beginning and ending balances of CTS’ intangible assets, other than goodwill for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Total

Balance at January 1, 2011	$31,432
2011 addition — Note B	1,060
2011 amortization expense	(2,606)

Balance at December 31, 2011	29,886
2012 addition – Valpey-Fisher acquisition (Note B)	2,820
2012 addition – D&R acquisition (Note B)	17,373
Backlog-related expense	(150)
2012 amortization expense	(3,028)

Balance at December 31, 2012	$46,901

Table reconciles long-lived assets

The following table reconciles the beginning and ending balances of CTS’ long-lived assets for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Total

Balance at January 1, 2011	$78,213
Capital expenditures	15,574
Capital expenditures to replace property, plant & equipment damaged in Scotland fire	4,733
Fixed assets acquired in Fordahl acquisition — Note B	2,141
Depreciation expense	(14,942)
Fixed assets written off due to Thailand flood	(427)
Disposals and write-offs	(223)
Foreign exchange impact and other	(209)

Balance at December 31, 2011	$84,860
Capital expenditures	13,464
Capital expenditures to replace property, plant & equipment damaged in Thailand flood	2,859
Fixed assets acquired in Valpey-Fisher acquisition — Note B	6,231
Fixed assets acquired in D&R acquisition — Note B	8,635
Depreciation expense	(16,587)
Impairment charges	(2,538)
Disposals	(2,797)
Transfers to asset held for sale	(350)
Foreign exchange impact and other	(52)

Balance at December 31, 2012	$93,725

Financial liability measured at fair value on a recurring basis

The table below summarizes the financial liability that was measured at carrying value, which approximates fair value on a recurring basis as of December 31 2012:

($ in thousands) Description	Carrying Value at December 31, 2012	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2012
Interest rate swap	$1,607	$—	$1,607	$—	$—

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per share

The calculations below provide net earnings, average common shares outstanding, and the resultant earnings per share for both basic and diluted EPS for the years ended December 31, 2012, 2011, and 2010.

($ in thousands, except per share amounts)	Net Earnings (Numerator)	Shares (In thousands) (Denominator)	Per Share Amount

2012
Basic EPS	$20,333	33,922	$0.60
Effect of dilutive securities:
Equity-based compensation plans	—	601

Diluted EPS	$20,333	34,523	$0.59

2011
Basic EPS	$20,967	34,321	$0.61
Effect of dilutive securities:
Equity-based compensation plans	—	685

Diluted EPS	$20,967	35,006	$0.60

2010
Basic EPS	$22,038	34,090	$0.65
Effect of dilutive securities:
Equity-based compensation plans	—	759

Diluted EPS	$22,038	34,849	$0.63

Potentially dilutive securities earnings per share

The following table shows the securities that could potentially dilute EPS in the future, but have been excluded from the 2012, 2011, and 2010 diluted earnings per share calculations because they are either anti-dilutive or the exercise price exceeds the average market price.

	Year ended December 31,
(Number of shares in thousands)	2012	2011	2010

Stock options	346	539	587

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Summary of Intangible assets

CTS has the following intangible assets as of December 31:

	2012		2011

($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Amortized intangible assets:
Customer lists/relationships	$70,002	$(25,084)	$51,424	$(22,390)
Patents	10,319	(10,319)	10,319	(10,319)
Other intangibles	1,835	(672)	1,220	(368)

Total	82,156	(36,075)	62,963	(33,077)
In-process research & development	820	—	—	—
Goodwill	36,350	—	500	—

Total net intangible assets	$119,326	$(36,075)	$63,463	$(33,077)

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Long-term debt

Long-term debt was comprised of the following at December 31:

($ in thousands)	2012	2011

Revolving credit facility, weighted-average interest rate of 1.8% (2012) and 1.9% (2011), due in 2017 and 2015, respectively	$153,500	$74,400
Less current maturities	—	—

Total long-term debt	$153,500	$74,400

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of benefit obligation, plan assets, and funded status

The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the Pension Plans domestic and foreign locations plan at that measurement date.

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2012	2011	2012	2011

Accumulated benefit obligation	$269,657	$244,776	$15,207	$13,308

Change in projected benefit obligation:
Projected benefit obligation at January 1	$253,574	$230,366	$14,335	$14,414
Service cost	2,735	2,749	125	141
Interest cost	11,935	12,246	571	598
Benefits paid	(17,106)	(12,684)	(661)	(989)
Actuarial loss	23,359	20,897	1,190	369
Foreign exchange impact and other	—	—	660	(198)

Projected benefit obligation at December 31	$274,497	$253,574	$16,220	$14,335

Change in plan assets:
Assets at fair value at January 1	$248,630	$266,520	$11,476	$11,004
Actual return on assets	30,067	(5,339)	456	94
Company contributions	4,031	133	1,563	1,509
Benefits paid	(17,106)	(12,684)	(661)	(989)
Foreign exchange impact and other	—	—	535	(142)

Assets at fair value at December 31	$265,622	$248,630	$13,369	$11,476

Funded status (plan assets less projected benefit obligations)	$(8,875)	$(4,944)	$(2,851)	$(2,859)

The measurement date for the other post retirement plan was December 31, 2012 and 2011. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the other post retirement plan at that measurement date.

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011

Accumulated benefit obligation	$5,665	$5,365

Change in projected benefit obligation:
Projected benefit obligation at January 1	$5,366	$5,395
Service cost	9	15
Interest cost	255	287
Actuarial loss/(gain)	226	(141)
Benefits paid	(190)	(190)

Projected benefit obligation at December 31	$5,666	$5,366

Change in plan assets:
Assets at fair value at January 1	$—	$—
Actual return on assets	—	—
Company contributions	190	190
Benefits paid	(190)	(190)
Other	—	—

Assets at fair value at December 31	$—	$—

Funded status (plan assets less projected benefit obligations)	$(5,666)	$(5,366)

Components of prepaid (accrued) cost

The components of the prepaid (accrued) cost of the domestic and foreign pension plans, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2012	2011	2012	2011

Prepaid pension asset	$—	$4,359	$—	$—
Other accrued liabilities	(967)	(3,761)	—	—
Other long-term obligations	(7,908)	(5,542)	(2,851)	(2,859)

	$(8,875)	$(4,944)	$(2,851)	$(2,859)

The components of the prepaid (accrued) cost of the other postretirement benefit plan, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011

Other accrued liabilities	$(361)	$(355)
Other long-term obligations	(5,305)	(5,011)

	$(5,666)	$(5,366)

Accumulated Other Comprehensive loss

CTS has also recorded the following amounts to Accumulated Other Comprehensive Loss for the domestic and foreign pension plans at December 31, 2012:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	Unrecognized Loss	Prior Service Cost	Total	Unrecognized Loss	Prior Service Cost	Total

Balance at January 1, 2012	$110,801	$1,046	$111,847	$3,632	$—	$3,632
Amortization of retirement benefits, net of tax	(3,684)	(367)	(4,051)	(236)	—	(236)
Reclassification adjustments, net of tax	8,816	—	8,816	922	—	922
Foreign exchange impact	—	—	—	174	—	174

Balance at December 31, 2012	$115,933	$679	$116,612	$4,492	$—	$4,492

CTS has also recorded the following amounts to Accumulated Other Comprehensive loss for other postretirement benefit plan at December 31, 2012:

	Other Postretirement Benefit Plan
($ in thousands)	Unrecognized (Gain)	Prior Service Cost	Total

Balance at January 1, 2012	$(423)	$—	$(423)
Amortization of retirement benefits, net of tax	24	—	24
Reclassification adjustments, net of tax	138	—	138

Balance at December 31, 2012	$(261)	$—	$(261)

CTS expects to recognize, on a pre-tax basis, approximately $8.1 million of losses and $0.6 million of prior service costs in 2013 related to its Pension Plans. CTS does not expect to recognize any significant amounts of the Other Postretirement Benefit Plan unrecognized amounts in 2013.

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for those Pension Plans with accumulated benefit obligation in excess of fair value of plan assets at December 31 is shown below:

($ in thousands)	2012	2011

Projected benefit obligation	$22,471	$23,638
Accumulated benefit obligation	21,022	19,018
Fair value of plan assets	13,369	11,476

Net pension (income)/postretirement expense

Net pension expense/(income) for the years ended in December 31 include the following components:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	2012	2011	2010	2012	2011	2010

Service cost	$2,735	$2,749	$2,824	$125	$141	$159
Interest cost	11,935	12,246	12,654	571	598	623
Expected return on plan assets(1)	(21,506)	(23,665)	(23,777)	(445)	(573)	(560)
Amortization of unrecognized:
Prior service cost	605	611	816	—	—	—
Loss/(gain)	6,062	4,164	3,686	296	275	293
Additional cost due to early retirement	282	670	234	—	—	—

Net expense/(income)	$113	$(3,225)	$(3,563)	$547	$441	$515

Weighted-average actuarial assumptions(2)
Benefit obligation assumptions:
Discount rate	4.06%	4.91%	5.51%	3.46%	3.93%	4.31%
Rate of compensation increase	3.00%	3.00%	4.18%	0.69%	0.77%	0.75%
Pension expense/(income) assumptions:
Discount rate	4.91%	5.51%	5.80%	3.86%	4.38%	4.53%
Expected return on plan assets(1)	8.00%	8.50%	8.50%	3.00%	3.60%	5.22%
Rate of compensation increase	3.00%	4.18%	4.18%	0.72%	0.72%	0.75%

(1)	Expected return on plan assets is net of expected investment expenses and certain administrative expenses.
(2)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Net pension (income)/postretirement expense for the years ended in December 31 include the following components:

	Other Postretirement Benefit Plan
($ in thousands)	2012	2011	2010

Service cost	$9	$15	$14
Interest cost	255	287	300
Amortization of unrecognized:
Loss/(gain)	(40)	(5)	—

Net (income)/expense	$224	$297	$314

Weighted-average actuarial assumptions (1)
Benefit obligation assumptions:
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase	—%	—%	—%
Pension income/postretirement Expense assumptions:
Discount rate	4.91%	5.51%	5.80%
Rate of compensation increase	—%	—%	—%

(1)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Asset allocation and target allocation plan

CTS´ pension plan asset allocation at December 31, 2012 and 2011, and target allocation for 2013 by asset category are as follows:

	Target Allocations	Percentage of Plan Assets at December 31,
Asset Category	2013	2012	2011

Equity securities(1)	60%	62%	63%
Debt securities	25%	24%	31%
Other	15%	14%	6%

Total	100%	100%	100%

(1)	Equity securities include CTS common stock in the amounts of approximately 15.6 million (6% of total plan assets) at December 31, 2012 and approximately $13.4 million (5% of total plan assets) at December 31, 2011.

Summary of fair values of pension plan

The following table summarizes the fair values of CTS’ pension plan assets at December 31:

($ in thousands)	2012	2011

Equity securities — U.S. holdings	$143,215	$134,054
Equity securities — Non-U.S. holdings	29,153	28,166
Corporate Bonds	51,009	57,569
Cash and cash equivalents	10,827	11,806
International hedge fund	10,395	—
Debt securities issued by U.S., state and local governments	10,117	17,351
Long-biased hedge fund	9,937	—
Partnerships	6,330	3,586
Mortgage-backed securities	6,139	6,036
Fixed annuities	1,681	1,538
Other asset-backed securities	188	—

Total fair value of plan assets	$278,991	$260,106

Summary of categories in fair value hierarchy

The fair values at December 31, 2012 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$143,215	$—	$—	$143,215
Equity securities — Non-U.S. holdings(1)	29,153	—	—	29,153
Corporate Bonds(2)	—	51,009	—	51,009
Cash and cash equivalents(3)	10,827	—	—	10,827
International hedge fund(4)	—	—	10,395	10,395
Debt securities issued by U.S., state and local governments(5)	—	10,117	—	10,117
Long-biased hedge fund(6)	—	—	9,937	9,937
Partnerships(7)	—	—	6,330	6,330
Mortgage-backed securities(8)	—	6,139	—	6,139
Fixed annuity contracts(9)	—	—	1,681	1,681
Other asset-backed securities	—	188	—	188

Total	$183,195	$67,453	$28,343	$278,991

The fair values at December 31, 2011 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$134,054	$—	$—	$134,054
Equity securities — Non-U.S. holdings(1)	28,166	—	—	28,166
Corporate Bonds (2)	—	57,569	—	57,569
Debt securities issued by U.S., state and local governments (5)	—	17,351	—	17,351
Cash and cash equivalents (3)	11,806	—	—	11,806
Mortgage-backed securities (8)	—	6,036	—	6,036
Partnerships (7)	—	—	3,586	3,586
Fixed annuity contracts(9)	—	—	1,538	1,538

Total	$174,026	$80,956	$5,124	$260,106

(1)	Comprised of common stocks in various industries. The Pension Plan fund manager may shift investments from value to growth strategies or vice-versa, from small cap to large cap stocks or vice-versa, in order to meet the Pension Plan’s investment objectives, which are to provide for a reasonable amount of long-term growth of capital without undue exposure to volatility, and protect the assets from erosion of purchasing power.
(2)	Comprised of investment grade securities in various industries.
(3)	Comprised of investment grade short-term investment funds.
(4)	This hedge fund allocates its capital across several direct hedge-fund organizations. This fund invests with hedge funds that employ “non-directional” strategies. These strategies do not require the direction of the markets to generate returns. The majority of these hedge funds generate returns by the occurrence of key events such as bankruptcies, mergers, spin-offs, etc.
(5)	Comprised of investment grade securities that are backed by the U.S., state or local governments.
(6)	The hedge fund manager utilizes fundamental research and invest in equities both long (seeking price appreciation) and short (expectation that the stock will fall) instruments.
(7)	Comprised of partnerships that invest in various U.S. industries.
(8)	Comprised of investment grade securities in which approximately $4.9 million and $4.4 million is backed by the U.S. government for the years ended December 31, 2012 and December 31, 2011, respectively, and the remainder by commercial real estate.
(9)	Comprised of fixed annuity contracts purchased at market value when plan participants retire.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($ in thousands)	Domestic Pension Plans	Foreign Pension Plans	Other Postretirement Benefit Plan

2013	$15,759	$433	$361
2014	16,685	585	366
2015	17,369	538	366
2016	17,053	687	362
2017	17,407	545	358
Thereafter	84,886	4,406	1,668

Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of Level 3 partnership assets within fair value hierarchy

The table below reconciles the Level 3 partnership assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 partnership assets at January 1, 2011	$3,585
Capital contributions	548
Net ordinary loss attributable to partnership assets	(13)
Realized and unrealized gain	1,206
Capital distributions	(1,740)

Fair value of Level 3 partnership assets at December 31, 2011	3,586
Capital contributions	3,763
Net ordinary gain attributable to partnership assets	2
Realized and unrealized gain	688
Capital distributions	(1,709)

Fair value of Level 3 partnership assets at December 31, 2012	$6,330

Annuitization Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of Level 3 partnership assets within fair value hierarchy

The table below reconciles the Level 3 fixed annuity contracts within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 fixed annuity contracts at January 1, 2011	$1,429
Purchases	196
Benefits paid	(104)
Net gain	17

Fair value of Level 3 fixed annuity contracts at December 31, 2011	1,538
Purchases	—
Benefits paid	(106)
Net gain	249

Fair value of Level 3 fixed annuity contracts at December 31, 2012	$1,681

Magnitude international hedge fund assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of Level 3 partnership assets within fair value hierarchy

The table below reconciles the Level 3 international hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized gain	395

Fair value of Level 3 hedge fund assets at December 31, 2012	$10,395

Long-biased hedge fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of Level 3 partnership assets within fair value hierarchy

The table below reconciles the Level 3 long-biased hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized loss	(63)

Fair value of Level 3 hedge fund assets at December 31, 2012	$9,937

Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Equity-Based Compensation [Abstract]
Summarizes equity-based compensation expense

The following table summarizes the compensation expense included in the Consolidated Statements of Earnings for the years ending December 31, 2012, 2011, and 2010 relating to equity-based compensation plans:

	Year ended December 31
($ in thousands)	2012	2011	2010
Stock options	$—	$—	$3
Restricted stock units	4,099	3,746	4,032
Total	$4,099	$3,746	$4,035

Status of equity-based compensation plans

The following table summarizes the status of these plans as of December 31, 2012:

	2009 Plan	2004 Plan	2001 Plan	1996 Plan
Awards originally available	3,400,000	6,500,000	2,000,000	1,200,000
Stock options outstanding		194,300	163,000	35,250
Restricted stock units outstanding	650,575	101,223
Options exercisable		194,300	163,000	35,250
Awards available for grant	2,041,195	262,686

Summary of status of stock options

A summary of the status of stock options as of December 31, 2012, and changes during the year then ended, is presented below:

($ in thousands except per share amounts)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2012	728,050	$10.24
Exercised	(203,000)	$8.48
Expired	(62,000)	$11.25
Forfeited	(70,500)	$10.83
Outstanding at December 31, 2012	392,550	$10.91	1.5 years	$241
Exercisable at December 31, 2012	392,550	$10.91	1.5 years	$241

Summarizes information about stock options

The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable at 12/31/12	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$7.75 - 11.11	306,250	1.14	$10.04
13.68 - 16.24	86,300	2.74	13.97

Summary of Service-Based Restricted Stock Units

A summary of the status of RSUs as of December 31, 2012, and changes during the year then ended is presented below:

($ in thousands except per share amounts)	Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	701,449	$9.35
Granted	362,650	9.83
Converted	(273,800)	8.68
Forfeited	(38,501)	9.48
Outstanding at December 31, 2012	751,798	$9.82	8.6 years	$7,992
Convertible at December 31, 2012	216,923	$9.42	20.5 years	$2,306

Summary of status of nonvested RSUs

A summary of the nonvested RSUs as of December 31, 2012, and changes during the year then ended, is presented below:

	RSUs	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	517,394	$9.24
Granted	362,650	9.83
Vested	(306,668)	8.61
Forfeited	(38,501)	9.48

Nonvested at December 31, 2012	534,875	9.99

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Earnings before income taxes

Earnings before income taxes consist of the following for the years ended December 31:

($ in thousands)	2012	2011	2010
Domestic	$13,708	$3,559	$(1,742)
Non-U.S.	13,234	22,778	29,768
Total	$26,942	$26,337	$28,026

Significant components of income tax provision/(benefit)

Significant components of income tax provision/(benefit) are as follows for the years ended December 31:

($ in thousands)	2012	2011	2010
Current:
Federal	$437	$247	$(367)
State	534	385	307
Non-U.S.	5,839	3,572	3,471
Total Current	6,810	4,204	3,411
Deferred:
Federal	5,163	(119)	(266)
State	346	(558)	530
Non-U.S.	(5,710)	1,843	2,313

Total Deferred	(201)	1,166	2,577
Total provision for Income Taxes	$6,609	$5,370	$5,988

Significant components of deferred tax assets and liabilities

Significant components of the CTS’ deferred tax assets and liabilities at December 31 are:

($ in thousands)	2012	2011

Postretirement benefits	$2,283	$2,093
Inventory reserves	3,919	2,446
Loss carryforwards	46,944	52,588
Credit carryforwards	14,092	13,700
Nondeductible accruals	7,900	6,787
Research expenditures	26,475	23,702
Prepaid charges	4,280	4,431
Pensions	3,512	1,558
Other	7,974	6,632

Gross deferred tax assets	117,379	113,937

Depreciation	12,313	9,948
Unrealized foreign exchange gain	1,103	1,625
Other	933	993

Gross deferred tax liabilities	14,349	12,566

Net deferred tax assets	103,030	101,371
Deferred tax asset valuation allowance	(13,087)	(14,453)

Total net deferred tax assets	$89,943	$86,918

Reconciliation of effective income taxes rate

The following table reconciles taxes at the United States statutory rate to the effective income tax rate for the years ended December 31:

	2012	2011	2010

Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	2.57%	(0.43)%	1.94%
Non-U.S. income taxed at rates different than the U.S. statutory rate	(2.72)%	(9.22)%	(3.60)%
Benefit of scheduled tax credits	—%	(2.05)%	(1.02)%
Foreign source income	3.02%	—%	—%
Non-U.S. adjustments to valuation allowances	(3.07)%	(0.48)%	(12.31)%
Nontaxable foreign gain	(6.15)%	—%	—%
Change in unrecognized tax benefits	(4.79)%	—%	—%
Other	0.67%	(2.43)%	1.36%
Effective income tax rate	24.53%	20.39%	21.37%

Reconciliation of unrecognized tax benefits

A reconciliation of the beginning and ending unrecognized tax benefits is provided below:

($ in thousands)	2012	2011

Balance at January 1	$5,279	$4,586
Increase related to current year tax positions	35	88
Increase related to prior year tax positions	182	838
Decrease as a result of lapse of statute of limitations	(881)	(65)
Decrease related to settlements with taxing authorities	(485)	(168)
Balance at December 31	$4,130	$5,279

Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segments [Abstract]
Summarized Segment Financial Information

Summarized financial information concerning CTS’ reportable segments for the years ended December 31, 2012, 2011, and 2010 is shown in the following table:

($ in thousands)	Components and Sensors	EMS	Total
2012
Net sales to external customers	$304,481	$272,437	$576,918
Segment operating earnings before corporate and shared services charges	$42,611	$16,342	$58,953
Corporate and shared services charges	(16,483)	(7,246)	(23,729)
Segment operating earnings(1)	$26,128	$9,096	$35,224
Total assets	$443,271	$117,905	$561,176
Depreciation and amortization	13,542	6,073	19,615
Capital expenditures	10,884	2,580	13,464
Capital expenditure to replace property damaged in casualties	—	2,859	2,859

2011
Net sales to external customers	$279,857	$308,649	$588,506
Segment operating earnings before corporate and shared services charges	$36,595	$13,682	$50,277
Corporate and shared services charges	(15,239)	(6,660)	(21,899)
Segment operating earnings(2)	$21,356	$7,022	$28,378
Total assets	$329,624	$151,191	$480,815
Depreciation and amortization	12,077	5,471	17,548
Capital expenditures	9,919	5,655	15,574
Capital expenditure to replace property damaged in casualties	—	4,733	4,733

2010
Net sales to external customers	$282,860	$269,781	$552,641
Segment operating earnings before corporate and shared services charges	$48,014	$5,929	$53,943
Corporate and shared services charges	(16,661)	(7,742)	(24,403)
Segment operating earnings/(loss)/	$31,353	$(1,813)	$29,540
Total assets	$335,719	$146,865	$482,584
Depreciation and amortization	11,633	5,932	17,565
Capital expenditures	11,091	2,180	13,271

(1)	Components and Sensors segment’s operating earnings of $26,128 includes $10,334 of gain on sale-leaseback recorded at a foreign location. EMS segment’s operating earnings of $9,096 includes $1,769 of insurance recovery for property damage related to the flood at CTS Thailand’s manufacturing facility.

(2)	EMS segment’s operating earnings of $7,022 include $6,067 of insurance recovery for property damage related to the fire at CTS Scotland’s manufacturing facility.

Reconciling information between reportable segments' operating earnings before income taxes

Reconciling information between reportable segments’ operating earnings and CTS’ consolidated earnings before income taxes is shown in the following table:

	Year ended December 31,
($ in thousands)	2012	2011	2010
Total segment operating earnings	$35,224	$28,378	$29,540
Restructuring and restructuring-related charges — Components and Sensors	(4,501)	(2,649)	(1,010)
Restructuring and restructuring-related charges — EMS	(4,035)	(489)	(687)
Interest expense	(2,564)	(2,119)	(1,074)
Interest income	1,725	1,257	385
Other income	1,093	1,959	872

Earnings before income taxes	$26,942	$26,337	$28,026

Financial information relating to operations by geographic area

Financial information relating to CTS’ operations by geographic area was as follows:

	Year ended December 31,
($ in thousands)	2012	2011	2010
Net Sales
United States	$361,307	$367,971	$310,569
Singapore	14,458	15,195	19,365
United Kingdom	43,268	43,688	38,707
China	74,148	79,663	86,487
Canada	39,186	34,094	45,097
Czech Republic	20,213	26,014	28,743
Other non-U.S.	24,338	21,881	23,673

Consolidated net sales	$576,918	$588,506	$552,641

Financial information relating to long lived assets by geographic area

Sales are attributed to countries based upon the origin of the sale.

	Year ended December 31,
($ in thousands)	2012	2011	2010
Long-Lived Assets
United States	$45,957	$30,363	$28,838
China	34,615	34,904	34,832
United Kingdom	2,669	7,153	5,028
Singapore	1,111	3,877	3,630
Canada	563	605	948
Taiwan	1,764	2,105	2,339
Thailand	5,839	3,625	2,219
Switzerland	714	1,721	—
Other non-U.S	493	507	379

Consolidated long-lived assets	$93,725	$84,860	$78,213

Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
December 2010 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges associated with the restructuring plan as well as a summary of the actual costs incurred through December 31, 2010:

($ in millions) December 2010 Plan	Planned Costs	Actual Incurred Through December 31, 2010
Workforce reduction	$1.3	$1.3
Asset impairments	0.3	0.1

Restructuring charge	1.6	1.4

Other costs	0.3	0.3

Restructuring-related costs	0.3	0.3

Total restructuring and restructuring-related costs	$1.9	$1.7

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the implementation of this restructuring plan:

($ in millions) December 2010 Plan
Restructuring liability at January 1, 2010	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.3
Cost paid	(1.3)
Restructuring liability at December 31, 2011	$—

April 2011 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) April 2011 Plan	Planned Costs	Actual incurred through December 31, 2011
Workforce reduction	$0.8	$0.7
Total restructuring charge	$0.8	$0.7

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) April 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	0.7

Cost paid	(0.7)

Restructuring liability at December 31, 2011	$—

October 2011 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) October 2011 Plan	Planned Costs	Actual Incurred Through December 31, 2011
Workforce reduction	$2.2	$2.2
Restructuring charge	2.2	2.2
Equipment relocation	0.2	0.2
Restructuring-related costs	0.2	0.2
Total restructuring and restructuring-related costs	$2.4	$2.4

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) October 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges	2.2

Cost paid	(2.2)
Restructuring liability at December 31, 2012	$—

June 2012 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2012:

($ in millions) June 2012 Plan	Planned Costs	Actual Incurred Through December 31, 2012
Workforce reduction	$2.1	$2.0
Asset impairment charge	1.2	1.4
Other charge	0.1	0.2
Restructuring and impairment charges	$3.4	$3.6
Inventory write-down	$0.6	$0.7
Equipment relocation	0.5	0.3
Other charges	0.5	0.6
Restructuring-related charges	$1.6	$1.6
Total restructuring and restructuring-related charges	5.0	5.2

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) June 2012 Plan
Restructuring liability at April 1, 2012	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	3.1

Cost paid	(3.0)

Restructuring liability at December 31, 2012	$0.1

December 2012 Plan [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and restructuring-related charges of actual costs

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2012:

($ in millions) December 2012 Plan	Planned Costs	Actual incurred through December 31, 2012
Workforce reduction	$1.7	$1.4
Asset impairment charge	1.1	1.1
Other charge	0.3	0.3
Restructuring and impairment charges	$3.1	$2.8
Inventory write-down	$0.5	$0.5
Equipment relocation	0.1	—
Other charges	0.4	0.1
Restructuring-related charges	$1.0	$0.6
Total restructuring and restructuring-related charges	4.1	3.4

Restructuring reserve activity

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) December 2012 Plan
Restructuring liability at October 1, 2012	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.8

Cost paid	(0.2)
Restructuring liability at December 31, 2012	$1.6

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Results of Operations

Quarterly Results of Operations

(Unaudited)

($ in thousands)	Net Sales	Gross Margins	Operating Earnings	Net Earnings	Earnings per Share - Basic	Earnings per Share - Diluted
2012
4th quarter	$138,298	$26,801	$12,239	$8,832	$0.26	$0.25
3rd quarter	137,357	26,594	6,804	5,917	0.17	0.17
2nd quarter	154,294	25,938	5,713	3,301	0.10	0.10
1st quarter	146,969	22,049	1,932	2,283	0.07	0.07
2011
4th quarter	$143,999	$25,838	$7,200	$5,856	$0.17	$0.16
3rd quarter	146,070	27,460	7,754	5,863	0.17	0.17
2nd quarter	146,919	27,391	4,527	4,132	0.12	0.12
1st quarter	151,518	29,160	5,759	5,116	0.15	0.15

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of accumulated other comprehensive earnings/(loss)
Accumulated translation, net of tax	$ 1,219	$ (90)
Unrealized loss on cash flow hedges, net of tax	(980)
Unrecognized amounts relating to benefit plans, net of tax:
Net loss	(120,164)	(114,010)
Prior service costs	(679)	(1,046)
Accumulated other comprehensive loss	$ (120,604)	$ (115,146)

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies (Additional Textual) [Abstract]
Foreign currency gain	$ 800,000	$ 1,600,000	$ 700,000
Percentage of total net sales not exceeded to a single customer	10.00%	10.00%	10.00%
Maturity period of highly liquid investments	3 months
Depreciation Expenses	16,600,000	14,900,000	15,100,000
Impairment charges	0	0	0
Impairment of indefinite-lived intangibles	30,000
Long-term debt - Note G	153,500,000	74,400,000
Amortization expenses	300,000	200,000	100,000
Treasury stock acquired	1,105,848	403,347
Acquired shares for treasury stock	10,374,000	3,575,000
Research and Development Expense [Member]
Accounting Policies (Textual) [Abstract]
Reimbursements received from customers	$ 3,200,000	$ 2,500,000	$ 2,200,000
Building Improvements [Member] | Maximum [Member]
Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Estimated Useful Lives	45 years
Building Improvements [Member] | Minimum [Member]
Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Estimated Useful Lives	10 years
Machinery and Equipment [Member] | Maximum [Member]
Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Estimated Useful Lives	8 years
Machinery and Equipment [Member] | Minimum [Member]
Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Estimated Useful Lives	3 years

Acquisition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Estimated Fair Values [Member]	Jan. 31, 2012 Valpey-Fisher [Member]	Dec. 31, 2012 Valpey-Fisher [Member]	Jan. 31, 2012 Valpey-Fisher [Member] Estimated Fair Values [Member]	Jan. 23, 2012 Valpey-Fisher [Member] Estimated Fair Values [Member]	Dec. 21, 2012 D And R Technology [Member]	Dec. 21, 2012 D And R Technology [Member] Estimated Fair Values [Member]
Summary of the estimated fair values of the assets acquired and the liabilities assumed
Current assets					$ 9,530		$ 14,099
Property, plant and equipment	2,141		6,231		6,231		8,635
Goodwill					7,665		28,185
Amortizable intangible assets					2,420		16,873
In-process research and development					400		500
Other assets					231		678
Fair value of assets acquired					26,477		68,970
Less fair value of liabilities acquired					(8,210)		(5,470)
Net assets acquired					18,267
Cash acquired		3,578		(3,578)
Net cash paid		$ 18,300			$ 14,689	$ 63,500	$ 63,500

Acquisition (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of net sales and earnings before income taxes
Net sales	$ 138,298	$ 137,357	$ 154,294	$ 146,969	$ 143,999	$ 146,070	$ 146,919	$ 151,518	$ 576,918	$ 588,506	$ 552,641
Earnings before income taxes									26,942	26,337	28,026
Valpey-Fisher [Member]
Summary of net sales and earnings before income taxes
Net sales									15,191
Earnings before income taxes									1,123
D And R Technology [Member]
Summary of net sales and earnings before income taxes
Net sales									280
Earnings before income taxes									$ (1,168)

Acquisition (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valpey-Fisher [Member]
Summary of pro-forma net sales and earnings before income taxes
Net Sales	$ 578,034	$ 603,918
Earnings before income taxes	27,603	25,548
D And R Technology [Member]
Summary of pro-forma net sales and earnings before income taxes
Net Sales	626,784	636,602
Earnings before income taxes	$ 29,506	$ 26,586

Acquisition (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012 Valpey-Fisher [Member]	Dec. 31, 2012 D And R Technology [Member]	Dec. 21, 2012 D And R Technology [Member]	Jan. 31, 2011 Fordahl SA [Member]
Acquisition (Textual) [Abstract]
Percentage of common stock acquired	100.00%
Business acquisition price	$ 18,300		$ 63,500	$ 2,900
Cash acquired	3,578
Goodwill, Tax deduction period		15 years
Fair value of accounts receivable	$ 2,479		$ 7,953

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill	$ 36,350	$ 500
Intangible assets, other than goodwill	46,901	29,886
Long-lived assets	93,725	84,860	78,213
Quoted Prices in Active Markets for Identical (Level 1) [Member]
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill
Intangible assets, other than goodwill
Long-lived assets
Significant Other Observable Inputs (Level 2) [Member]
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill
Intangible assets, other than goodwill
Long-lived assets
Significant Unobservable Inputs (Level 3) [Member]
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill	36,350
Intangible assets, other than goodwill	46,901
Long-lived assets	93,725
Loss for Year [Member]
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill
Intangible assets, other than goodwill
Long-lived assets	$ (2,538)

Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Components and Sensors [Member]	Dec. 31, 2012 EMS [Member]	Dec. 31, 2011 EMS [Member]	Dec. 31, 2011 Estimated Fair Values [Member]	Dec. 31, 2012 Estimated Fair Values [Member]	Dec. 31, 2011 Estimated Fair Values [Member] Components and Sensors [Member]	Dec. 31, 2012 Estimated Fair Values [Member] Components and Sensors [Member]	Dec. 31, 2011 Estimated Fair Values [Member] EMS [Member]	Dec. 31, 2012 Estimated Fair Values [Member] EMS [Member]	Dec. 31, 2012 Estimated Fair Values [Member] Valpey-Fisher [Member]	Dec. 31, 2012 Estimated Fair Values [Member] Valpey-Fisher [Member] Components and Sensors [Member]	Dec. 31, 2012 Estimated Fair Values [Member] Valpey-Fisher [Member] EMS [Member]	Dec. 31, 2012 Estimated Fair Values [Member] D & R Acquisition [Member]	Dec. 31, 2012 Estimated Fair Values [Member] D & R Acquisition [Member] Components and Sensors [Member]	Dec. 31, 2012 Estimated Fair Values [Member] D & R Acquisition [Member] EMS [Member]
Table reconciles goodwill
Beginning balance	$ 36,350	$ 500	$ 35,900	$ 500	$ 500	$ 500	$ 36,350		$ 35,850	$ 500	$ 500
Goodwill recorded in acquisition												7,665	7,665		28,185	28,185
Ending balance	$ 36,350	$ 500	$ 35,900	$ 500	$ 500	$ 500	$ 36,350		$ 35,850	$ 500	$ 500

Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Table reconciles intangible assets, other than goodwill
Beginning balance	$ 29,886
Amortization expense	(3,000)	(2,600)	(2,500)
Ending balance	46,901	29,886
Estimated Fair Values [Member]
Table reconciles intangible assets, other than goodwill
Beginning balance	29,886	31,432
Addition - Note B		1,060
Amortization expense	(3,028)	(2,606)
Backlog related expense	(150)
Ending balance	46,901	29,886
Estimated Fair Values [Member] | Valpey-Fisher [Member]
Table reconciles intangible assets, other than goodwill
Addition - Note B	2,820
Estimated Fair Values [Member] | D & R Acquisition [Member]
Table reconciles intangible assets, other than goodwill
Addition - Note B	$ 17,373

Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Valpey-Fisher [Member]	Dec. 31, 2012 D & R Acquisition [Member]	Dec. 31, 2012 Estimated Fair Values [Member]	Dec. 31, 2011 Estimated Fair Values [Member]	Jan. 23, 2012 Estimated Fair Values [Member] Valpey-Fisher [Member]
Table reconciles long-lived assets
Beginning balance	$ 84,860	$ 78,213				$ 84,860	$ 78,213
Capital expenditures	13,464	15,574	13,271			13,464	15,574
Capital expenditures to replace property, plant & equipment damaged in Scotland fire	2,859	4,733				2,859	4,733
Fixed assets acquired				6,231	8,635		2,141	6,231
Depreciation expense	(16,600)	(14,900)	(15,100)			(16,587)	(14,942)
Impairment charges	(2,538)					(2,538)
Fixed assets written off due to Thailand flood							(427)
Disposals and write-offs						(2,797)	(223)
Transfers to asset held for sale	(350)
Foreign exchange impact and other						(52)	(209)
Ending balance	$ 93,725	$ 84,860	$ 78,213			$ 93,725	$ 84,860

Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Financial liability measured at fair value on a recurring basis
Interest rate swap	$ 1,607
Quoted Prices in Active Markets for Identical (Level 1) [Member]
Financial liability measured at fair value on a recurring basis
Interest rate swap
Significant Other Observable Inputs (Level 2) [Member]
Financial liability measured at fair value on a recurring basis
Interest rate swap	1,607
Significant Unobservable Inputs (Level 3) [Member]
Financial liability measured at fair value on a recurring basis
Interest rate swap
Loss for Year [Member]
Financial liability measured at fair value on a recurring basis
Interest rate swap

Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement (Textual) [Abstract]
Impairment charges	$ 2,538,000
Level 2 [Member] | Interest Rate Swap [Member]
Fair Value Measurement (Textual) [Abstract]
Accrued Liabilities	271,000
Other Liabilities	$ 1,336,000

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share
Net earnings	$ 8,832	$ 5,917	$ 3,301	$ 2,283	$ 5,856	$ 5,863	$ 4,132	$ 5,116	$ 20,333	$ 20,967	$ 22,038
Basic EPS, Shares									33,922	34,321	34,090
Diluted EPS, Shares									34,523	35,006	34,849
Equity-based compensation plans, Shares									601	685	759
Basic EPS, Per Shares Amount	$ 0.26	$ 0.17	$ 0.1	$ 0.07	$ 0.17	$ 0.17	$ 0.12	$ 0.15	$ 0.6	$ 0.61	$ 0.65
Diluted EPS, Per Shares Amount	$ 0.25	$ 0.17	$ 0.1	$ 0.07	$ 0.16	$ 0.17	$ 0.12	$ 0.15	$ 0.59	$ 0.6	$ 0.63

Earnings Per Share (Details 1) (Stock Options [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Potentially dilutive securities earnings per share
Antidilutive securities excluded from computation of EPS	346	539	587

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized intangible assets
In-process research & development	$ 820	$ 0
Goodwill	36,350	500
Gross Carrying Amount	119,326	63,463
Accumulated Amortization	(36,075)	(33,077)
Customer lists/relationships [Member]
Amortized intangible assets
Gross Carrying Amount	70,002	51,424
Accumulated Amortization	(25,084)	(22,390)
Patents [Member]
Amortized intangible assets
Gross Carrying Amount	10,319	10,319
Accumulated Amortization	(10,319)	(10,319)
Other intangibles [Member]
Amortized intangible assets
Gross Carrying Amount	1,835	1,220
Accumulated Amortization	(672)	(368)
Total definite lived intangible assets [Member]
Amortized intangible assets
Gross Carrying Amount	82,156	62,963
Accumulated Amortization	(36,075)	(33,077)
Goodwill [Member]
Amortized intangible assets
Goodwill	36,350	500
Accumulated Amortization

Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets and goodwill (Textual) [Abstract]
Goodwill	$ 36,350,000	$ 500,000
The weighted average remaining amortization period for the amortizable intangible assets	11.9 years
Goodwill And Other Intangible Assets (Additional Textual) [Abstract]
Recorded Amortization Expense	3,000,000	2,600,000	2,500,000
Estimates remaining amortization expense in 2013	5,600,000
Estimates remaining amortization expense in 2014	4,900,000
Estimates remaining amortization expense in 2015	4,500,000
Estimates remaining amortization expense in 2016	4,100,000
Estimates remaining amortization expense in 2017	4,000,000
Estimates remaining amortization expense, thereafter	23,000,000
Components and Sensors segment [Member]
Other intangible assets and goodwill (Textual) [Abstract]
Net intangible assets excluding goodwill	41,100,000
Goodwill	35,900,000
EMS segment [Member]
Other intangible assets and goodwill (Textual) [Abstract]
Net intangible assets excluding goodwill	5,000,000
Goodwill	$ 500,000	$ 500,000
Customer lists/relationships [Member]
Other intangible assets and goodwill (Textual) [Abstract]
The weighted average remaining amortization period for the amortizable intangible assets	12.2 years
Other intangibles [Member]
Other intangible assets and goodwill (Textual) [Abstract]
The weighted average remaining amortization period for the amortizable intangible assets	3.2 years

Notes Payable (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes Payable (Additional Textual) [Abstract]
Line of credit arrangements	$ 14.4	$ 13.7
Line of credit arrangements outstanding
Weighted-average interest rate, short-term borrowings	4.25%	2.28%
Line of Credit [Member]
Notes Payable (Textual) [Abstract]
Line of credit facility secured by land and building	$ 0.7

Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Revolving credit facility, weighted-average interest rate of 1.8% (2012) and 1.9% (2011), due in 2015	$ 153,500	$ 74,400
Less current maturities	0	0
Total long-term debt	$ 153,500	$ 74,400

Debt (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2012	Sep. 30, 2012 Swap	Jun. 30, 2012 Swap	Dec. 31, 2012	Jan. 10, 2012	Dec. 31, 2011
Debt (Textual) [Abstract]
Revolving credit facility, weighted-average interest rate of 1.8% (2012) and 1.9% (2011), due in 2015				$ 153,500,000		$ 74,400,000
Debt (Additional Textual) [Abstract]
Unsecured revolving credit facility amendment date					Jan 10, 2012
Revolving credit facility, weighted-average interest rate				1.80%		1.90%
Revolving credit facility expand	300,000,000
Reduced the applicable margin by basis points Percentage	0.25%
Revolving credit facility current				43,900,000		72,800,000
Percentage of commitment fee				0.30%
Number of interest rate swap agreements		4	4
Unrealized loss on cash flow hedges				1,607,000
Non-current liability				1,336,000
Revolving Credit Facility Extension Period					Jan 10, 2017
Interest Rate Swap [Member]
Debt (Textual) [Abstract]
Accrued liability				271,000
Second Quarter Interest Rate Swap [Member]
Debt (Textual) [Abstract]
Amount of swap agreement				50,000,000
Third Quarter Interest Rate Swap [Member]
Debt (Textual) [Abstract]
Amount of swap agreement				25,000,000
Revolving Credit Facility [Member]
Debt (Textual) [Abstract]
Revolving credit facility, weighted-average interest rate of 1.8% (2012) and 1.9% (2011), due in 2015				153,500,000		74,400,000
Unsecure revolving credit facility [Member]
Debt (Textual) [Abstract]
Increase in revolving credit facility						150,000,000
Unsecure revolving credit facility [Member] | Maximum [Member]
Debt (Textual) [Abstract]
Increase in revolving credit facility	200,000,000
Letter of credit [Member]
Debt (Textual) [Abstract]
Standby letters of credit				$ 2,600,000		$ 2,800,000

Retirement Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011
Change in plan assets:
Assets at fair value, Ending balance	$ 278,991	$ 260,106
Domestic Pension Plans [Member]
Reconciliation of benefit obligation, plan assets, and funded status
Accumulated benefit obligation	269,657	244,776
Change in projected benefit obligation:
Projected benefit obligation, Beginning balance	253,574	230,366
Service cost	2,735	2,749	2,824
Interest cost	11,935	12,246	12,654
Capital distributions	(17,106)	(12,684)
Actuarial loss	23,359	20,897
Foreign exchange impact and other
Projected benefit obligation, Ending balance	274,497	253,574	230,366
Change in plan assets:
Assets at fair value, Beginning balance	248,630	266,520
Actual return on assets	30,067	(5,339)
Company contributions	4,031	133
Capital distributions	(17,106)	(12,684)
Foreign exchange impact and other
Assets at fair value, Ending balance	265,622	248,630	266,520
Funded status (plan assets less projected benefit obligations)	(8,875)	(4,944)
Foreign Pension Plans [Member]
Reconciliation of benefit obligation, plan assets, and funded status
Accumulated benefit obligation	15,207	13,308
Change in projected benefit obligation:
Projected benefit obligation, Beginning balance	14,335	14,414
Service cost	125	141	159
Interest cost	571	598	623
Capital distributions	(661)	(989)
Actuarial loss	1,190	369
Foreign exchange impact and other	660	(198)
Projected benefit obligation, Ending balance	16,220	14,335	14,414
Change in plan assets:
Assets at fair value, Beginning balance	11,476	11,004
Actual return on assets	456	94
Company contributions	1,563	1,509
Capital distributions	(661)	(989)
Foreign exchange impact and other	535	(142)
Assets at fair value, Ending balance	13,369	11,476	11,004
Funded status (plan assets less projected benefit obligations)	(2,851)	(2,859)
Other Postretirement Benefit Plan [Member]
Reconciliation of benefit obligation, plan assets, and funded status
Accumulated benefit obligation	5,665	5,365
Change in projected benefit obligation:
Projected benefit obligation, Beginning balance	5,366	5,395
Service cost	9	15	14
Interest cost	255	287	300
Capital distributions	(190)	(190)
Actuarial loss	226	(141)
Projected benefit obligation, Ending balance	5,666	5,366	5,395
Change in plan assets:
Assets at fair value, Beginning balance
Actual return on assets
Company contributions	190	190
Capital distributions	(190)	(190)
Other
Assets at fair value, Ending balance
Funded status (plan assets less projected benefit obligations)	$ (5,666)	$ (5,366)

Retirement Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Plans [Member]
Components of prepaid (accrued) cost, net
Prepaid pension asset		$ 4,359
Other accrued liabilities	(967)	(3,761)
Other long-term obligations	(7,908)	(5,542)
Components of prepaid (accrued) cost, net	(8,875)	(4,944)
Foreign Pension Plans [Member]
Components of prepaid (accrued) cost, net
Prepaid pension asset
Other accrued liabilities
Other long-term obligations	(2,851)	(2,859)
Components of prepaid (accrued) cost, net	(2,851)	(2,859)
Other Postretirement Benefit Plan [Member]
Components of prepaid (accrued) cost, net
Other accrued liabilities	(361)	(355)
Other long-term obligations	(5,305)	(5,011)
Components of prepaid (accrued) cost, net	$ (5,666)	$ (5,366)

Retirement Plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Domestic Pension Plans [Member]	Dec. 31, 2012 Foreign Pension Plans [Member]	Dec. 31, 2012 Other Postretirement Benefit Plan [Member]
Accumulated Other Comprehensive loss
Balance at January 1, 2012, Unrecognized Loss (Gain)	$ (120,164)	$ (114,010)	$ 110,801	$ 3,632	$ (423)
Balance at January 1, 2012, Prior Service Cost	679	1,046	1,046
Balance at January 1, 2012, Total			111,847	3,632	(423)
Amortization of retirement benefits, net of tax, Unrecognized Loss			(3,684)	(236)	24
Amortization of retirement benefits, net of tax, Prior Service Cost			(367)
Amortization of retirement benefits, net of tax, Total			(4,051)	(236)	24
Reclassification adjustments, net of tax, Unrecognized Loss (Gain)			8,816	922	138
Reclassification adjustments, net of tax, Prior Service Cost			0
Reclassification adjustments, net of tax, Total			8,816	922	138
Foreign exchange impact, Unrecognized Loss (Gain)				174
Foreign exchange impact, Prior Service Cost
Foreign exchange impact, Total				174
Balance at December 31, 2012, Unrecognized Loss (Gain)	(120,164)	(114,010)	115,933	4,492	(261)
Balance at December 31, 2012,, Prior Service Cost	679	1,046	679
Balance at December 31, 2012, Total			$ 116,612	$ 4,492	$ (261)

Retirement Plans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Projected benefit obligation, accumulated benefit obligation and fair value of plan assets
Projected benefit obligation	$ 22,471	$ 23,638
Accumulated benefit obligation	21,022	19,018
Fair value of plan assets	$ 13,369	$ 11,476

Retirement Plans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Plans [Member]
Net pension (income)/postretirement expense
Service cost	$ 2,735	$ 2,749	$ 2,824
Interest cost	11,935	12,246	12,654
Expected return on plan assets	(21,506)	(23,665)	(23,777)
Amortization of unrecognized:
Prior service cost	605	611	816
Loss/(gain)	6,062	4,164	3,686
Additional cost due to early retirement	282	670	234
Net expense/(income)	113	(3,225)	(3,563)
Weighted-average actuarial assumptions
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase	3.00%	3.00%	4.18%
Pension expense/(income) assumptions:
Discount rate	4.91%	5.51%	5.80%
Expected return on plan assets	8.00%	8.50%	8.50%
Rate of compensation increase	3.00%	4.18%	4.18%
Foreign Pension Plans [Member]
Net pension (income)/postretirement expense
Service cost	125	141	159
Interest cost	571	598	623
Expected return on plan assets	(445)	(573)	(560)
Amortization of unrecognized:
Prior service cost
Loss/(gain)	296	275	293
Additional cost due to early retirement
Net expense/(income)	547	441	515
Weighted-average actuarial assumptions
Discount rate	3.46%	3.93%	4.31%
Rate of compensation increase	0.69%	0.77%	0.75%
Pension expense/(income) assumptions:
Discount rate	3.86%	4.38%	4.53%
Expected return on plan assets	3.00%	3.60%	5.22%
Rate of compensation increase	0.72%	0.72%	0.75%
Other Postretirement Benefit Plan [Member]
Net pension (income)/postretirement expense
Service cost	9	15	14
Interest cost	255	287	300
Amortization of unrecognized:
Loss/(gain)	(40)	(5)
Net expense/(income)	$ 224	$ 297	$ 314
Weighted-average actuarial assumptions
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase
Pension expense/(income) assumptions:
Discount rate	4.91%	5.51%	5.80%
Rate of compensation increase

Retirement Plans (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset allocation and target allocation plan
Target Allocations	100.00%
Percentage of Plan Assets	100.00%	100.00%
Equity securities [Member]
Asset allocation and target allocation plan
Target Allocations	60.00%
Percentage of Plan Assets	62.00%	63.00%
Debt Securities [Member]
Asset allocation and target allocation plan
Target Allocations	25.00%
Percentage of Plan Assets	24.00%	31.00%
Other [Member]
Asset allocation and target allocation plan
Target Allocations	15.00%
Percentage of Plan Assets	14.00%	6.00%

Retirement Plans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of fair values of pension plan
Total fair value of plan assets	$ 278,991	$ 260,106
Equity securities - U.S. holdings [Member]
Summary of fair values of pension plan
Total fair value of plan assets	143,215	134,054
Equity securities - Non-U.S. holdings [Member]
Summary of fair values of pension plan
Total fair value of plan assets	29,153	28,166
Corporate Bonds [Member]
Summary of fair values of pension plan
Total fair value of plan assets	51,009	57,569
Cash and cash equivalents [Member]
Summary of fair values of pension plan
Total fair value of plan assets	10,827	11,806
International hedge fund [Member]
Summary of fair values of pension plan
Total fair value of plan assets	10,395
Debt securities issued by U.S., state and local governments [Member]
Summary of fair values of pension plan
Total fair value of plan assets	10,117	17,351
Long-biased hedge fund [Member]
Summary of fair values of pension plan
Total fair value of plan assets	9,937	0
Partnerships [Member]
Summary of fair values of pension plan
Total fair value of plan assets	6,330	3,586
Mortgage-backed securities [Member]
Summary of fair values of pension plan
Total fair value of plan assets	6,139	6,036
Fixed annuities [Member]
Summary of fair values of pension plan
Total fair value of plan assets	1,681	1,538
Other asset-backed securities [Member]
Summary of fair values of pension plan
Total fair value of plan assets	$ 188

Retirement Plans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of fair values of pension plan
Total	$ 278,991	$ 260,106
Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total	183,195	174,026
Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	67,453	80,956
Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	28,343	5,124
Equity securities - U.S. holdings [Member]
Summary of fair values of pension plan
Total	143,215	134,054
Equity securities - U.S. holdings [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total	143,215	134,054
Equity securities - U.S. holdings [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Equity securities - U.S. holdings [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Equity securities - Non-U.S. holdings [Member]
Summary of fair values of pension plan
Total	29,153	28,166
Equity securities - Non-U.S. holdings [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total	29,153	28,166
Equity securities - Non-U.S. holdings [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Equity securities - Non-U.S. holdings [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Corporate Bonds [Member]
Summary of fair values of pension plan
Total	51,009	57,569
Corporate Bonds [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total		0
Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	51,009	57,569
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Cash and cash equivalents [Member]
Summary of fair values of pension plan
Total	10,827	11,806
Cash and cash equivalents [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total	10,827	11,806
Cash and cash equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
International hedge fund [Member]
Summary of fair values of pension plan
Total	10,395
International hedge fund [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
International hedge fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
International hedge fund [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	10,395
Debt securities issued by U.S., state and local governments [Member]
Summary of fair values of pension plan
Total	10,117	17,351
Debt securities issued by U.S., state and local governments [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Debt securities issued by U.S., state and local governments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	10,117	17,351
Debt securities issued by U.S., state and local governments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Long-biased hedge fund [Member]
Summary of fair values of pension plan
Total	9,937	0
Long-biased hedge fund [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Long-biased hedge fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Long-biased hedge fund [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	9,937
Partnerships [Member]
Summary of fair values of pension plan
Total	6,330	3,586
Partnerships [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Partnerships [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Partnerships [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	6,330	3,586	3,585
Mortgage-backed securities [Member]
Summary of fair values of pension plan
Total	6,139	6,036
Mortgage-backed securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Mortgage-backed securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	6,139	6,036
Mortgage-backed securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total
Fixed annuities [Member]
Summary of fair values of pension plan
Total	1,681	1,538
Fixed annuities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Fixed annuities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total
Fixed annuities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total	1,681	1,538	1,429
Other asset-backed securities [Member]
Summary of fair values of pension plan
Total	188
Other asset-backed securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Summary of fair values of pension plan
Total
Other asset-backed securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Summary of fair values of pension plan
Total	188
Other asset-backed securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Summary of fair values of pension plan
Total

Retirement Plans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 International hedge fund [Member]	Dec. 31, 2011 International hedge fund [Member]	Dec. 31, 2012 Long-biased hedge fund [Member]	Dec. 31, 2011 Long-biased hedge fund [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] International hedge fund [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] Long-biased hedge fund [Member]
Reconciliation of Level 3 Long biased hedge fund assets within fair value hierarchy
Assets at fair value, Beginning balance	$ 278,991	$ 260,106	$ 10,395		$ 9,937	$ 0	$ 28,343	$ 5,124
Capital contributions									10,000	10,000
Realized and unrealized gain									395	(63)
Assets at fair value, Ending balance	$ 278,991	$ 260,106	$ 10,395		$ 9,937	$ 0	$ 28,343	$ 5,124	$ 10,395	$ 9,937

Retirement Plans (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Ending balance	$ 278,991	$ 260,106
Partnerships [Member]
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Ending balance	6,330	3,586
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Ending balance	28,343	5,124
Significant Unobservable Inputs (Level 3) [Member] | Partnerships [Member]
Reconciliation of Level 3 partnership assets within fair value hierarchy
Assets at fair value, Beginning balance	3,586	3,585
Capital contributions	3,763	548
Net ordinary loss attributable to partnership assets	2	(13)
Realized and unrealized gain	688	1,206
Capital distributions	(1,709)	(1,740)
Assets at fair value, Ending balance	$ 6,330	$ 3,586

Retirement Plans (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Ending balance	$ 278,991	$ 260,106
Fixed annuities [Member]
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Ending balance	1,681	1,538
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Ending balance	28,343	5,124
Significant Unobservable Inputs (Level 3) [Member] | Fixed annuities [Member]
Reconciliation of Level 3 fixed annuity contracts within fair value hierarchy
Assets at fair value, Beginning balance	1,538	1,429
Purchases	0	196
Capital distributions	(106)	(104)
Net gain	249	17
Assets at fair value, Ending balance	$ 1,681	$ 1,538

Retirement Plans (Details 11) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Domestic Pension Plans [Member]
Estimated Future Benefit Payments
2013	$ 15,759
2014	16,685
2015	17,369
2016	17,053
2017	17,407
Thereafter	84,886
Other Postretirement Benefit Plan [Member]
Estimated Future Benefit Payments
2013	361
2014	366
2015	366
2016	362
2017	358
Thereafter	1,668
Foreign Pension Plans [Member]
Estimated Future Benefit Payments
2013	433
2014	585
2015	538
2016	687
2017	545
Thereafter	$ 4,406

Retirement Plans (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans (Textual) [Abstract]
Amount expensed	$ 5.1	$ 4.5	$ 3.5
Retirement Plans (Additional Textual) [Abstract]
Noncontributory benefit pension plans covering active employees	11.00%
Recognized pre - tax losses related to pension plan	8.1
Service costs related to pension plan	0.6
Other postretirement benefit plan unrecognized amounts	0
CTS Common Stock [Member]
Retirement Plans (Textual) [Abstract]
Percentage Of Total Plan Assets	6.00%	5.00%
Equity securities [Member] | CTS Common Stock [Member]
Retirement Plans (Textual) [Abstract]
CTS common stock included in pension plan assets, Amount	15.6	13.4
Real Estate [Member]
Retirement Plans (Textual) [Abstract]
Real estate investment grade securities	4.9	4.4
Domestic Pension Plans [Member]
Retirement Plans (Textual) [Abstract]
Contribution to pension and other post retirement benefit plans	0
Other Postretirement Benefit Plan [Member]
Retirement Plans (Textual) [Abstract]
Contribution to pension and other post retirement benefit plans	0
Expected contribution to be made by CTS	0.4
Foreign Pension Plans [Member]
Retirement Plans (Textual) [Abstract]
Expected contribution to be made by CTS	1.6
United States Pension Plans of US Entity, Defined Benefit [Member]
Retirement Plans (Textual) [Abstract]
Expected contribution to be made by CTS	$ 1

Equity-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarizes the equity-based compensation expense
Stock options			$ 3
Restricted stock units	4,099	3,746	4,032
Total	$ 4,099	$ 3,746	$ 4,035

Equity-Based Compensation (Details 1)	Dec. 31, 2012
2009 Plan [Member]
Status of equity-based compensation plans
Awards originally available	3,400,000
Stock options outstanding
Restricted stock units outstanding	650,575
Options exercisable
Awards available for grant	2,041,195
2004 Plan [Member]
Status of equity-based compensation plans
Awards originally available	6,500,000
Stock options outstanding	194,300
Restricted stock units outstanding	101,223
Options exercisable	194,300
Awards available for grant	262,686
2001 Plan [Member]
Status of equity-based compensation plans
Awards originally available	2,000,000
Stock options outstanding	163,000
Restricted stock units outstanding
Options exercisable	163,000
Awards available for grant
1996 Plan [Member]
Status of equity-based compensation plans
Awards originally available	1,200,000
Stock options outstanding	35,250
Restricted stock units outstanding
Options exercisable	35,250
Awards available for grant

Equity-Based Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of status of stock options
Outstanding, Options at beginning of year	728,050
Outstanding, Weighted Average Exercise Price at beginning of year	$ 10.24
Outstanding, Weighted Average Remaining Contractual Term at beginning of period	1 year 6 months
Outstanding, Aggregate Intrinsic Value at beginning of period
Exercised, Options	(203,000)
Exercised, Weighted Average Exercise Price	$ 8.48
Exercised, Weighted-Average Remaining Contractual Term
Exercised, Aggregate Intrinsic Value
Expired, Options	(62,000)
Expired, Weighted Average Exercise Price	$ 11.25
Expired, Weighted-Average Remaining Contractual Term
Expired, Aggregate Intrinsic Value
Forfeited, Options	(70,500)
Forfeited, Weighted-Average Exercise Price	$ 10.83
Forfeited, Weighted-Average Remaining Contractual Term
Forfeited, Aggregate Intrinsic Value
Outstanding, Options at end of period	392,550
Outstanding, Weighted Average Exercise Price at end of period	$ 10.91
Outstanding, Aggregate Intrinsic Value at end of period	241
Exercisable, Options at end of period	392,550
Exercisable, Weighted Average Exercise Price at end of period	$ 10.91
Exercisable, Weighted Average Remaining Contractual Term at end of period	1 year 6 months
Exercisable, Aggregate Intrinsic Value at end of period	$ 241

Equity-Based Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Summarizes information about stock options
Weighted-Average Remaining Contractual Life (Years)	1 year 6 months
$ 7.75 - 11.11 [Member]
Summarizes information about stock options
Range of Exercise Prices, Lower Range Limit	7.75
Range of Exercise Prices, Upper Range Limit	11.11
Number Outstanding and Exercisable	306,250
Weighted-Average Remaining Contractual Life (Years)	1 year 1 month 21 days
Weighted Average Exercise Price	10.04
$ 13.68 - 16.24 [Member]
Summarizes information about stock options
Range of Exercise Prices, Lower Range Limit	13.68
Range of Exercise Prices, Upper Range Limit	16.24
Number Outstanding and Exercisable	86,300
Weighted-Average Remaining Contractual Life (Years)	2 years 8 months 27 days
Weighted Average Exercise Price	13.97

Equity Based Compensation (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of Service-Based Restricted Stock Units
Granted, Aggregate Intrinsic Value
Forfeited, Aggregate Intrinsic Value
RSUs [Member]
Summary of Service-Based Restricted Stock Units
Nonvested at beginning of year, RSUs	701,449
Nonvested at beginning of year, Weighted-average Grant-Date Fair Value	$ 9.35
Outstanding at beginning of year, Aggregate Intrinsic Value
Granted, RSUs	362,650
Granted, Weighted-average Grant-Date Fair Value	$ 9.83
Granted, Weighted-Average Remaining Contractual Term
Converted, RSUs	(273,800)
Converted, Weighted-average Grant-Date Fair Value	$ 8.68
Converted, Weighted-Average Remaining Contractual Term
Converted, Aggregate Intrinsic Value
Forfeited, RSUs	(38,501)
Forfeited, Weighted-average Grant-Date Fair Value	$ 9.48
Forfeited, Weighted-Average Remaining Contractual Term
Forfeited, Aggregate Intrinsic Value
Nonvested at end of period, RSUs	751,798
Nonvested at end of period, Weighted-average Grant-Date Fair Value	$ 9.82
Weighted average remainng contractual term, outstanding units	8 years 7 months 6 days
Outstanding at ending of year, Aggregate Intrinsic Value	7,992
Convertible at end of period, RSUs	216,923
Convertible at end of period, Weighted-average Grant-Date Fair Value	$ 9.42
Convertible, Weighted-average remaining contractual life	20 years 6 months
Convertible, Aggregate Intrinsic Value	$ 2,306

Equity-Based Compensation (Details 5) (Nonvested RSUs [Member], USD $)	12 Months Ended
Dec. 31, 2012
Nonvested RSUs [Member]
Summary of the status of nonvested RSUs
Nonvested at beginning of year, RSUs	517,394
Nonvested at beginning of year, Weighted-average Grant-Date Fair Value	$ 9.24
Granted, RSUs	362,650
Granted, Weighted-average Grant-Date Fair Value	$ 9.83
Vested, RSUs	(306,668)
Vested, Weighted-average Grant-Date Fair Value	$ 8.61
Forfeited, RSUs	(38,501)
Forfeited, Weighted-average Grant-Date Fair Value	$ 9.48
Nonvested at end of period, RSUs	534,875
Nonvested at end of period, Weighted-average Grant-Date Fair Value	$ 9.99

Equity-Based Compensation (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Feb. 11, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 08, 2012 Enumerated	Feb. 03, 2011 Enumerated	Feb. 02, 2010 Enumerated	Jul. 02, 2007 Enumerated
Equity-Based Compensation (Textual) [Abstract]
Intrinsic value of share options exercised
Aggregate market-based restricted stock unit								25,000
Equity-Based Compensation (Additional Textual) [Abstract]
Number of Equity Based Compensation Plan		5
Tax benefit related to the equity-based compensation plans recognized in income		1,600,000	1,500,000	1,600,000
Stock Options [Member]
Equity-Based Compensation (Textual) [Abstract]
Stock options exercisable cumulative annual installments period		10 years
Stock option exercises, commencement period from date of grant		P1Y
Intrinsic value of share options exercised		300,000	200,000	30,000
Fair value of stock options vested				100,000
Stock option granted during the period		0	0	0
Stock Options [Member] | Minimum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		4 years
Stock Options [Member] | Maximum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		10 years
Service Based Restricted Stock Units [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		3 years
Grant date fair value of RSU		$ 9.83	$ 11.13	$ 8.1
Total intrinsic value of RSUs converted		2,700,000	3,100,000	3,100,000
Number of shares issuable, against each unit of RSU		1
Compensation expense		2,900,000	2,400,000	2,800,000
Unrecognized compensation cost		1,900,000
Weighted average period		1 year 3 months 18 days
Number of shares underlying in each RSU unit		1
Total fair value of RSUs vested		2,600,000	3,000,000
Service Based Restricted Stock Units [Member] | Non employee directors [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		1 month
Performance Based Restricted Stock Units [Member]
Equity-Based Compensation (Textual) [Abstract]
Compensation expense		242,000	391,000	357,000
Unrecognized compensation cost		578,000
Weighted average period		1 year
Units awarded		49,320
Target based Vesting of performance-based restricted stock unit						53,200	78,000
Performance Based Restricted Stock Units [Member] | Minimum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting performance-based restricted stock unit		0.00%			0.00%	0.00%	0.00%
Performance Based Restricted Stock Units [Member] | Maximum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting performance-based restricted stock unit		200.00%			200.00%	200.00%	200.00%
Performance Based Restricted Stock Units [Member] | Dependant upon achievement of sales growth targets [Member]
Equity-Based Compensation (Textual) [Abstract]
Target based Vesting of performance-based restricted stock unit					45,850
Performance Based Restricted Stock Units [Member] | Dependant upon achievement of free cash flow targets [Member]
Equity-Based Compensation (Textual) [Abstract]
Target based Vesting of performance-based restricted stock unit					39,300
Market Based Restricted Stock Units [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting period		3 years
Compensation expense		918,000	952,000	852,000
Unrecognized compensation cost		$ 327,000
Weighted average period		1 year
Stockholder return rates					28	28	28	32
Target based Vesting of market-based restricted stock unit					45,850	79,800	117,000
Units awarded	80,940	67,130	0
Earned and awarded performance and market-based restricted stock unit		8,334	0	12,500
Market Based Restricted Stock Units [Member] | Minimum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting market-based restricted stock unit					0.00%	0.00%	0.00%	0.00%
Market Based Restricted Stock Units [Member] | Maximum [Member]
Equity-Based Compensation (Textual) [Abstract]
Vesting market-based restricted stock unit					200.00%	200.00%	200.00%	150.00%

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings before income taxes
Total	$ 26,942	$ 26,337	$ 28,026
Domestic [Member]
Earnings before income taxes
Total	13,708	3,559	(1,742)
Non-U.S. [Member]
Earnings before income taxes
Total	$ 13,234	$ 22,778	$ 29,768

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 437	$ 247	$ (367)
State	534	385	307
Non-U.S.	5,839	3,572	3,471
Total Current	6,810	4,204	3,411
Deferred:
Federal	5,163	(119)	(266)
State	346	(558)	530
Non-U.S.	(5,710)	1,843	2,313
Total Deferred	(201)	1,166	2,577
Total provision for Income Taxes	$ 6,609	$ 5,370	$ 5,988

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Significant components of deferred tax assets and liabilities
Postretirement benefits	$ 2,283	$ 2,093
Inventory reserves	3,919	2,446
Loss carryforwards	46,944	52,588
Credit carryforwards	14,092	13,700
Nondeductible accruals	7,900	6,787
Research expenditures	26,475	23,702
Prepaid charges	4,280	4,431
Pensions	3,512	1,558
Other	7,974	6,632
Gross deferred tax assets	117,379	113,937
Depreciation	12,313	9,948
Unrealized foreign exchange gain	1,103	1,625
Other	933	993
Gross deferred tax liabilities	14,349	12,566
Net deferred tax assets	103,030	101,371
Deferred tax asset valuation allowance	(13,087)	(14,453)
Total net deferred tax assets	$ 89,943	$ 86,918

Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of effective income taxes rate
Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	2.57%	(0.43%)	1.94%
Non-U.S. income taxed at rates different than the U.S. statutory rate	(2.72%)	(9.22%)	(3.60%)
Benefit of scheduled tax credits		(2.05%)	(1.02%)
Foreign source income	3.02%
Non-U.S. adjustments to valuation allowances	(3.07%)	(0.48%)	(12.31%)
Nontaxable foreign gain	(6.15%)
Change in unrecognized tax benefits	(4.79%)
Other	0.67%	(2.43%)	1.36%
Effective income tax rate	24.53%	20.39%	21.37%

Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the unrecognized tax benefits
Balance at January 1	$ 5,279	$ 4,586
Increase related to current year tax positions	35	88
Increase related to prior year tax positions	182	838
Decrease as a result of lapse of statute of limitations	(881)	(65)
Decrease related to settlements with taxing authorities	(485)	(168)
Balance at December 31	$ 4,130	$ 5,279

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure (Additional Textual) [Abstract]
Current deferred tax assets	$ 18,789,000	$ 14,668,000
Long-term deferred tax assets	73,158,000	76,200,000
Current deferred tax liability	100,000	400,000
Long-term deferred tax liability	1,900,000	3,600,000
Deferred tax asset valuation allowance	13,087,000	14,453,000
Income tax provision on foreign earnings to be permanently reinvested outside US	0
Foreign earnings to be permanently reinvested outside US	199,000,000
Net operating loss carryforward asset	31,000,000
Unrecognized tax benefits	4,130,000	5,279,000	4,586,000
Unrecognized tax benefits period	12 months
Accrued for interest and penalties related to uncertain income tax	0
Discrete tax benefit	800,000
Maximum [Member]
Income Tax Disclosure (Textual) [Abstract]
statutory tax rate	25.00%
Minimum [Member]
Income Tax Disclosure (Textual) [Abstract]
statutory tax rate	15.00%
State and Local Jurisdiction [Member]
Income Tax Disclosure (Textual) [Abstract]
State net operating loss and credit carry forwards included in Valuation allowance	6,300,000
Decrease in Valuation allowance	1,400,000
Decrease associated with the expiration of certain state net operating loss	500,000
Foreign Tax Authority [Member]
Income Tax Disclosure (Textual) [Abstract]
Foreign tax credit carry forwards included in Valuation allowance	5,500,000
Foreign net operating losses included in Valuation allowance	1,300,000
Decrease associated the net change in NOLs associated with current year earnings	600,000
Valuation allowance related to Canada	$ 300,000

Treasury Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Aug. 31, 2012	May 31, 2008	Dec. 31, 2012	Dec. 31, 2011
Treasury Stock (Textual) [Abstract]
Shares repurchased			1,105,848	403,347
Treasury Stock (Additional Textual) [Abstract]
Common stock held in treasury, value			$ 310,958	$ 300,584
Common stock held in treasury, shares			21,829,954	20,724,106
Approximate shares available for future issuances			8,000,000
Shares repurchased under Board of Directors authorized program	1,000,000	1,000,000
Shares repurchased, Per Share	$ 13	$ 13
Authorization Expiration	The authorization has no expiration	The authorization has no expiration
August 2012 Program [Member]
Treasury Stock (Textual) [Abstract]
Shares repurchased			531,695
May 2008 Program [Member]
Treasury Stock (Textual) [Abstract]
Shares repurchased			574,153	403,347

Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized Segment Financial Information
Net sales to external customers	$ 138,298	$ 137,357	$ 154,294	$ 146,969	$ 143,999	$ 146,070	$ 146,919	$ 151,518	$ 576,918	$ 588,506	$ 552,641
Segment operating earnings before corporate and shared services charges									58,953	50,277	53,943
Corporate and shared services charges									(23,729)	(21,899)	(24,403)
Segment operating earnings									35,224	28,378	29,540
Total assets	561,176				480,815				561,176	480,815	482,584
Depreciation and amortization									19,615	17,548	17,565
Capital expenditures									13,464	15,574	13,271
Capital expenditure to replace property damaged in casualties									2,859	4,733
Components and Sensors [Member]
Summarized Segment Financial Information
Net sales to external customers									304,481	279,857	282,860
Segment operating earnings before corporate and shared services charges									42,611	36,595	48,014
Corporate and shared services charges									(16,483)	(15,239)	(16,661)
Segment operating earnings									26,128	21,356	31,353
Total assets	443,271				329,624				443,271	329,624	335,719
Depreciation and amortization									13,542	12,077	11,633
Capital expenditures									10,884	9,919	11,091
EMS [Member]
Summarized Segment Financial Information
Net sales to external customers									272,437	308,649	269,781
Segment operating earnings before corporate and shared services charges									16,342	13,682	5,929
Corporate and shared services charges									(7,246)	(6,660)	(7,742)
Segment operating earnings									9,096	7,022	(1,813)
Total assets	117,905				151,191				117,905	151,191	146,865
Depreciation and amortization									6,073	5,471	5,932
Capital expenditures									2,580	5,655	2,180
Capital expenditure to replace property damaged in casualties									$ 2,859	$ 4,733

Segments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciling information between reportable segments' operating earnings before income taxes
Total segment operating earnings	$ 35,224	$ 28,378	$ 29,540
Interest expense	(2,564)	(2,119)	(1,074)
Interest income	1,725	1,257	385
Other income	1,093	1,959	872
Earnings before income taxes	26,942	26,337	28,026
Components and Sensors [Member]
Reconciling information between reportable segments' operating earnings before income taxes
Total segment operating earnings	26,128	21,356	31,353
Restructuring and restructuring-related charges	(4,501)	(2,649)	(1,010)
EMS [Member]
Reconciling information between reportable segments' operating earnings before income taxes
Total segment operating earnings	9,096	7,022	(1,813)
Restructuring and restructuring-related charges	$ (4,035)	$ (489)	$ (687)

Segments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information relating to operations by geographic area
Net sales	$ 138,298	$ 137,357	$ 154,294	$ 146,969	$ 143,999	$ 146,070	$ 146,919	$ 151,518	$ 576,918	$ 588,506	$ 552,641
United States [Member]
Financial information relating to operations by geographic area
Net sales									361,307	367,971	310,569
Singapore [Member]
Financial information relating to operations by geographic area
Net sales									14,458	15,195	19,365
United Kingdom [Member]
Financial information relating to operations by geographic area
Net sales									43,268	43,688	38,707
China [Member]
Financial information relating to operations by geographic area
Net sales									74,148	79,663	86,487
Canada [Member]
Financial information relating to operations by geographic area
Net sales									39,186	34,094	45,097
Czech Republic [Member]
Financial information relating to operations by geographic area
Net sales									20,213	26,014	28,743
Other non-U.S. [Member]
Financial information relating to operations by geographic area
Net sales									$ 24,338	$ 21,881	$ 23,673

Segments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information relating to long lived assets by geographic area
Long-lived assets	$ 93,725	$ 84,860	$ 78,213
United States [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	45,957	30,363	28,838
China [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	34,615	34,904	34,832
United Kingdom [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	2,669	7,153	5,028
Singapore [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	1,111	3,877	3,630
Canada [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	563	605	948
Taiwan [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	1,764	2,105	2,339
Thailand [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	5,839	3,625	2,219
Switzerland [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	714	1,721
Other non-U.S. [Member]
Financial information relating to long lived assets by geographic area
Long-lived assets	$ 493	$ 507	$ 379

Segments (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segments (Textual) [Abstract]
Segment operating earnings		$ 35,224	$ 28,378	$ 29,540
Insurance recovery for property damage - casualties		1,769	6,067
Gain on sale-leaseback	10,300	10,334
Segments (Additional Textual) [Abstract]
Number reportable segments		2
EMS [Member]
Segments (Textual) [Abstract]
Segment operating earnings		9,096	7,022	(1,813)
EMS [Member] | Flood [Member]
Segments (Textual) [Abstract]
Segment operating earnings		9,096
Insurance recovery for property damage - casualties		1,769
EMS [Member] | Fire [Member]
Segments (Textual) [Abstract]
Segment operating earnings			7,022
Insurance recovery for property damage - casualties			6,067
Components and Sensors segment [Member]
Segments (Textual) [Abstract]
Segment operating earnings		26,128	21,356	31,353
Gain on sale-leaseback		$ 10,334

Contingencies (Details Textual) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2012 Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2011 Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member]	Jul. 03, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member]	Jul. 03, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member] Inventory [Member]	Dec. 31, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member] Inventory [Member]	Jul. 03, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member] Machinery and equipment [Member]	Dec. 31, 2011 Scotland EMS Manufacturing Facility [Member] Damage from fire [Member] Machinery and equipment [Member]	Dec. 31, 2012 Thailand EMS Manufacturing Facility [Member]	Dec. 31, 2011 Thailand EMS Manufacturing Facility [Member] Damage from flood [Member]	Dec. 31, 2011 Thailand EMS Manufacturing Facility [Member] Damage from flood [Member]	Dec. 31, 2011 Thailand EMS Manufacturing Facility [Member] Damage from flood [Member] Inventory [Member]	Dec. 31, 2011 Thailand EMS Manufacturing Facility [Member] Damage from flood [Member] Machinery and equipment [Member]
Contingencies (Textual) [Abstract]
Net book value of assets damaged					$ 1,600,000		$ 200,000					$ 800,000	$ 500,000
Value of insurance converge deducted				100,000
Net book value of machinery and equipment Written Off								200,000			500,000
Net Book value of Inventory written off						1,600,000					500,000
Other recoverable Costs			3,100,000
Reimbursement of insurance claim	1,100,000		11,700,000						24,600,000
Reimbursement for business interruption			3,100,000						21,500,000
Replacement of damaged property			8,600,000
Business Interruption Recovery Recorded			2,700,000
Reimbursement for property damage			6,100,000						3,100,000
Fixed costs incurred at facility										2,500,000
Maximum amount of insurance policy cover										2,400,000
Secondary Global Insurance Policy Cover										25,000,000
Insurance deductible	100,000									250,000
Insurance receivable relieved		100,000
Reimbursement for business interruption incurred in earnings	900,000								20,000,000		1,400,000
Reimbursement of costs related to property damage incurred in earnings									1,800,000		1,100,000
Recoverable building restoration costs			500,000
Other Receivables			$ 100,000

Leases (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Incurred rent expenses		$ 6,700,000	$ 7,000,000	$ 6,900,000
Future minimum lease payment for 2013	6,200,000	6,200,000
Future minimum lease payment for 2014	5,000,000	5,000,000
Future minimum lease payment for 2015	4,300,000	4,300,000
Future minimum lease payment for 2016	2,300,000	2,300,000
Future minimum lease payment for 2017	1,600,000	1,600,000
Future minimum lease payment thereafter	5,200,000	5,200,000
Future sub-lease income for 2013	100,000	100,000
Future sub-lease income for 2014	100,000	100,000
Sale lease back transaction gain	10,300,000	10,334,000
Sale lease back transaction gain, Deferred	$ 4,500,000	$ 4,500,000
Amortization period of deferred gain on sale-lease back transaction	6 years

Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 June 2012 Plan [Member]	Dec. 31, 2012 June 2012 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2011 April 2011 Plan [Member]	Dec. 31, 2010 December 2010 Plan [Member]	Dec. 31, 2010 December 2010 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2011 October 2011 Plan [Member]	Dec. 31, 2011 October 2011 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2012 December 2012 Plan [Member]	Dec. 31, 2012 December 2012 Plan [Member] Restructuring-related costs [Member]	Dec. 31, 2012 Asset impairment [Member] June 2012 Plan [Member]	Dec. 31, 2010 Asset impairment [Member] December 2010 Plan [Member]	Dec. 31, 2012 Asset impairment [Member] December 2012 Plan [Member]	Dec. 31, 2012 Workforce reduction [Member] June 2012 Plan [Member]	Dec. 31, 2011 Workforce reduction [Member] April 2011 Plan [Member]	Dec. 31, 2010 Workforce reduction [Member] December 2010 Plan [Member]	Dec. 31, 2011 Workforce reduction [Member] October 2011 Plan [Member]	Dec. 31, 2012 Workforce reduction [Member] December 2012 Plan [Member]	Dec. 31, 2012 Other charge [Member] June 2012 Plan [Member]	Dec. 31, 2012 Other charge [Member] December 2012 Plan [Member]	Dec. 31, 2012 Restructuring charges [Member] June 2012 Plan [Member]	Dec. 31, 2010 Restructuring charges [Member] December 2010 Plan [Member]	Dec. 31, 2011 Restructuring charges [Member] October 2011 Plan [Member]	Dec. 31, 2012 Restructuring charges [Member] December 2012 Plan [Member]	Dec. 31, 2012 Inventory write-down [Member] June 2012 Plan [Member]	Dec. 31, 2012 Inventory write-down [Member] December 2012 Plan [Member]	Dec. 31, 2012 Equipment relocation [Member] June 2012 Plan [Member]	Dec. 31, 2011 Equipment relocation [Member] October 2011 Plan [Member]	Dec. 31, 2012 Equipment relocation [Member] December 2012 Plan [Member]	Dec. 31, 2012 Other costs [Member] June 2012 Plan [Member]	Dec. 31, 2010 Other costs [Member] December 2010 Plan [Member]	Dec. 31, 2012 Other costs [Member] December 2012 Plan [Member]
Restructuring and restructuring-related charges of actual costs
Planned Costs	$ 5	$ 1.6	$ 0.8	$ 1.9	$ 0.3	$ 2.4	$ 0.2	$ 4.1	$ 1	$ 1.2	$ 0.3	$ 1.1	$ 2.1	$ 0.8	$ 1.3	$ 2.2	$ 1.7	$ 0.1	$ 0.3	$ 3.4	$ 1.6	$ 2.2	$ 3.1	$ 0.6	$ 0.5	$ 0.5	$ 0.2	$ 0.1	$ 0.5	$ 0.3	$ 0.4
Actual Incurred Through	$ 5.2	$ 1.6	$ 0.7	$ 1.7	$ 0.3	$ 2.4	$ 0.2	$ 3.4	$ 0.6	$ 1.4	$ 0.1	$ 1.1	$ 2	$ 0.7	$ 1.3	$ 2.2	$ 1.4	$ 0.2	$ 0.3	$ 3.6	$ 1.4	$ 2.2	$ 2.8	$ 0.7	$ 0.5	$ 0.3	$ 0.2		$ 0.6	$ 0.3	$ 0.1

Restructuring Charges (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2010 December 2010 Plan [Member]	Dec. 31, 2012 June 2012 Plan [Member]	Dec. 31, 2011 April 2011 Plan [Member]	Dec. 31, 2011 October 2011 Plan [Member]	Dec. 31, 2012 December 2012 Plan [Member]
Restructuring reserve activity
Restructuring liability at beginning
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	1.3	3.1	0.7	2.2	1.8
Cost paid	(1.3)	(3)	(0.7)	(2.2)	(0.2)
Restructuring liability at ending		$ 0.1			$ 1.6

Restructuring Charges (Details Textual) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 December 2010 Plan [Member] Person	Dec. 31, 2010 December 2010 Plan [Member]	Dec. 31, 2010 December 2010 Plan [Member] Components and Sensors segment [Member]	Dec. 31, 2010 December 2010 Plan [Member] EMS [Member]	Jun. 30, 2012 June 2012 Plan [Member] Person	Dec. 31, 2012 June 2012 Plan [Member]	Jun. 30, 2012 June 2012 Plan [Member] Components and Sensors segment [Member]	Jun. 30, 2012 June 2012 Plan [Member] EMS [Member]	Apr. 30, 2011 April 2011 Plan [Member] Person	Dec. 31, 2011 April 2011 Plan [Member]	Jun. 30, 2011 April 2011 Plan [Member] Components and Sensors segment [Member]	Jun. 30, 2011 April 2011 Plan [Member] EMS [Member]	Dec. 31, 2011 October 2011 Plan [Member] Person	Dec. 31, 2011 October 2011 Plan [Member]	Dec. 31, 2011 October 2011 Plan [Member] Components and Sensors segment [Member]	Dec. 31, 2011 October 2011 Plan [Member] EMS [Member]	Dec. 31, 2012 December 2012 Plan [Member] Person	Dec. 31, 2012 December 2012 Plan [Member] Components and Sensors segment [Member]	Dec. 31, 2012 December 2012 Plan [Member] EMS [Member]
Restructuring Charges (Textual) [Abstract]
Restructuring and Impairment Charges	$ 6,386,000	$ 2,878,000	$ 1,444,000			$ 1,100,000	$ 800,000			$ 2,100,000	$ 3,100,000			$ 500,000	$ 200,000			$ 2,100,000	$ 300,000		$ 2,400,000	$ 1,000,000
Restructuring and restructuring-related cost incurred					1,700,000	1,000,000	700,000		5,200,000				700,000				2,400,000			3,400,000
Elimination of workforce				80				250				30				100				190
Planned restructuring costs					$ 1,900,000				$ 5,000,000				$ 800,000				$ 2,400,000			$ 4,100,000

Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations
Net sales	$ 138,298	$ 137,357	$ 154,294	$ 146,969	$ 143,999	$ 146,070	$ 146,919	$ 151,518	$ 576,918	$ 588,506	$ 552,641
Gross Margins	26,801	26,594	25,938	22,049	25,838	27,460	27,391	29,160
Operating Earnings	12,239	6,804	5,713	1,932	7,200	7,754	4,527	5,759	26,688	25,240	27,843
Net earnings	$ 8,832	$ 5,917	$ 3,301	$ 2,283	$ 5,856	$ 5,863	$ 4,132	$ 5,116	$ 20,333	$ 20,967	$ 22,038
Basic	$ 0.26	$ 0.17	$ 0.1	$ 0.07	$ 0.17	$ 0.17	$ 0.12	$ 0.15	$ 0.6	$ 0.61	$ 0.65
Diluted	$ 0.25	$ 0.17	$ 0.1	$ 0.07	$ 0.16	$ 0.17	$ 0.12	$ 0.15	$ 0.59	$ 0.6	$ 0.63

Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 1,100	$ 1,269	$ 2,119
Charged/(Credit) to Expense	(314)	(52)	(733)
Charged to Other Accounts	25
Deductions		(117)	(117)
Balance at End of Period	$ 811	$ 1,100	$ 1,269